SEC Registration Nos.
Nos. 811-22212 and 333-152031

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 4            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 4                         XX

Calvert SAGE Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing pursuant to paragraph (b)

      on [date] pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

 X  on January 31, 2010 pursuant to paragraph (a)(1)

__75 days after filing pursuant to paragraph (a)(2)

      on, [date] pursuant to paragraph (a)(2) of rule 485.


Logo: Calvert InvestmentsTM
A UNIFI Company

Sustainable and Socially Responsible Equity Funds
PROSPECTUS

Class A, B, C and Y

January 31, 2010

Class (Ticker)
Calvert Signature StrategiesTM
Calvert Social Investment Fund ("CSIF") Balanced Portfolio	A (CSIFX)	B (CSLBX)	C (CSGCX)
CSIF Equity Portfolio	A (CSIEX)	B (CSEBX)	C (CSECX)	Y (CIEYX)
Calvert Social Index Fund	A (CSXAX)	B (CSXBX)	C (CSXCX)
CSIF Enhanced Equity Portfolio	A (CMIFX)	B (CDXBX)	C (CMICX)
Calvert Large Cap Growth Fund	A (CLGAX)	B (CLGBX)	C (CLGCX)	Y (CLGYX)
Calvert Capital Accumulation Fund	A (CCAFX)	B (CWCBX)	C (CCACX)
Calvert World Values ("CWVF") International Equity Fund	A (CWVGX)	B (CWVBX)	C (CWVCX)	Y (CWEYX)
Calvert International Opportunities Fund	A (CIOAX)		C (COICX)	Y (CWVYX)
Calvert New Vision Small Cap Fund	A (CNVAX)	B (CNVBX)	C (CNVCX)
Calvert Small Cap Value Fund	A (CCVAX)		C (CSCCX)
Calvert Mid Cap Value Fund	A (CMVAX)		C (CMVCX)

Calvert Solution StrategiesTM
Calvert Global Alternative Energy Fund	A (CGAEX)		C (CGACX)
Calvert Global Water Fund	A (CFWAX)		C (CFWCX)	Y (CFWYX)

Calvert SAGE StrategiesTM
Calvert Large Cap Value Fund	A (CLVAX)		C (CLVCX)	Y (CLVYX)

Calvert Asset Allocation Funds
Calvert Conservative Allocation Fund	A (CCLAX)		C (CALCX)
Calvert Moderate Allocation Fund	A (CMAAX)		C (CMACX)
Calvert Aggressive Allocation Fund	A (CAAAX)		C (CAACX)

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Sustainable and Socially Responsible Equity Funds Prospectus
January 31, 2010

TABLE OF CONTENTS		Page
FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)
Calvert Signature StrategiesTM
Calvert Social Investment Fund ("CSIF") Balanced Portfolio
CSIF Equity Portfolio
Calvert Social Index Fund
CSIF Enhanced Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Capital Accumulation Fund
Calvert World Values International Equity Fund
Calvert International Opportunities Fund
Calvert New Vision Small Cap Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert Solution StrategiesTM
Calvert Global Alternative Energy Fund
Calvert Global Water Fund
Calvert SAGE StrategiesTM
Calvert Large Cap Value Fund
Calvert Asset Allocation Funds
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS
Tax Information
Payments to Broker/Dealers and Other Financial Intermediaries
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)
Description of Alternative Energy Indices; Description of Water Indices
Fund of Funds Structure
Portfolio Holdings
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Funds.)
Calvert Signature StrategiesTM
Investment Selection Process
Sustainable and Socially Responsible Investment Criteria
Shareholder Advocacy and Corporate Responsibility
Calvert Solution StrategiesTM
Investment Selection Process
Sustainable and Socially Responsible Investment Criteria
Calvert SAGE StrategiesTM
Investment Selection Process
Sustainable and Responsible Investment
SAGETM Enhanced Engagement Strategy
Special Investment Programs
High Social Impact Investments
Special Equities
Manager Discovery Program
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)
About Calvert
More Information about the Advisor, Subadvisors and Portfolio Managers
Advisory Fees
Consulting Fees
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)
How to Buy Shares
Getting Started -- Before You Open an Account
Choosing a Share Class
Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges
Reduced Sales Charges (sales load breakpoints/discount)
Reinstatement Privilege
Distribution and Service Fees
Service Fees and Arrangements with Broker/Dealers
How to Open an Account
How Shares are Priced
When Your Account will be Credited
How to Sell Shares
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)
Dividends, Capital Gains and Taxes
DESCRIPTION OF UNDERLYING FUNDS	(This section describes underlying Calvert funds in which the Asset Allocation Funds invest.)
SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS	(This section provides information about sustainable and socially responsible investing by underlying Calvert funds in which the Asset Allocation Funds invest.)
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Funds.)
CSIF Balanced Portfolio
CSIF Equity Portfolio
Calvert Social Index Fund
CSIF Enhanced Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Capital Accumulation Fund
Calvert World Values International Equity Fund
Calvert International Opportunities Fund
Calvert New Vision Small Cap Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert Global Alternative Energy Fund
Calvert Global Water Fund
Calvert Large Cap Value Fund
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
Class (Ticker):	A (CSIFX)	B (CSLBX)	C (CSGCX)

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees 2	___%	___%	___%
Distribution and service (12b-1) fees	0.24%	1.00%	1.00%
Other expenses	____%	____%	____%
Acquired fund fees and expenses	____%	____%	____%
Total annual fund operating expenses 3	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class B shares sold within six years are subject to a maximum 5.00% contingent deferred sales charge ("CDSC") that reduces over time to 1.00% in the sixth year, with no charge on redemptions of shares held for more than six years.  Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% CDSC.

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Total Annual Fund Operating Expenses shown in this table do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights in this Prospectus because the Financial Highlights expense ratio does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$____	$____	$____	$____	$____
3	____	____	____	____	____
5	____	____	____	____	____
10	____	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may also invest in repurchase agreements. An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks and bonds in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Balanced Composite Benchmark Blend (the "Balanced Composite Benchmark"), 60% of which is comprised of the Russell 1000 Index and 40% of which is comprised of the Barclays Capital U.S. Credit Index. The Russell 1000 Index and the Barclays Capital U.S. Credit Index are widely recognized unmanaged indexes of common stocks and bonds, respectively. It also compares the Fund's returns to the Lipper Mixed-Asset Target Allocation Growth Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Class B	___%	___%	___%
Class C	___%	___%	___%
Balanced Composite Benchmark	___%	___%	___%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Allocation of Assets and Portfolio Managers:
Portfolio Manager Name	Title	Length of Time Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since August 2008

Fixed-Income Investments:

Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager, Calvert	Since ____

Equity Investments:

Investment Subadvisors. New Amsterdam Partners LLC ("New Amsterdam") and Profit Investment Management ("Profit")
Portfolio Manager Name	Title	Length of Time Managing Fund
Michelle Clayman, CFA	Managing Partner, Chief Investment Officer, New Amsterdam	Since ___
Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since ___
Eugene A. Profit	President, Profit	Since ___

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Class (Ticker):	A (CSIEX)	B (CSEBX)	C (CSECX)	Y (CIEYX)

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	5.00%	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees 2	___%	___%	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses	____%	____%	____%	____%
Total annual fund operating expenses	____%	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class B shares sold within six years are subject to a maximum 5.00% contingent deferred sales charge ("CDSC") that reduces over time to 1.00% in the sixth year, with no charge on redemptions of shares held for more than six years.  Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% CDSC.

2    Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C		Class Y
		Sold	Held	Sold	Held
1	$____	$____	$____	$____	$____	$____
3	____	____	____	____	____	____
5	____	____	____	____	____	____
10	____	____	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ($___ million to $___ billion as of December 31, 2009). The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations. The Subadvisor may sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that supported investing in the company make the investment less attractive in the Subadvisor's opinion.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Large-Cap Growth Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Class B	___%	___%	___%
Class C	___%	___%	___%
Class Y	___%	___%	___%
S&P 500 Index	___%	___%	___%
Lipper Large-Cap Growth Funds Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Atlanta Capital Management Company, LLC ("Atlanta Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund
Richard B. England, CFA	Managing Director - Equities and Principal, Atlanta Capital	Since ___
William R. Hackney III, CFA	Managing Partner, Atlanta Capital	Since ___
Paul J. Marshall, CFA	Vice President and Principal, Atlanta Capital	Since ___

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

Class A, B and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's distributor to offer Class Y shares to their clients. The Fund's distributor, in its sole discretion, will determine eligibility to purchase Class Y shares. Class Y purchases must be made by bankwire, National Securities Clearing Corporation, in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT SOCIAL INDEX FUND
Class (Ticker):	A (CSXAX)	B (CSXBX)	C (CSXCX)

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees 2	___%	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	____%	____%	____%
Total annual fund operating expenses	____%	____%	____%
Less fee waiver and/or expense reimbursement 3	(____%)	(____%)	(____%)
Net expenses	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class B shares sold within six years are subject to a maximum 5.00% contingent deferred sales charge ("CDSC") that reduces over time to 1.00% in the sixth year, with no charge on redemptions of shares held for more than six years.  Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% CDSC.

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.75% for Class A, 1.75% for Class B and 1.75% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$____	$____	$____	$____	$____
3	____	____	____	____	____
5	____	____	____	____	____
10	____	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy. Generally, the Fund sells securities only to reflect a change in the Calvert Social Index.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the "Dow Jones TMI"). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2009, the capitalization range of the Calvert Social Index was $__ million to $__ billion, and the weighted average capitalization was $__ billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2009, there were __ companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund's sustainable and socially responsible investment criteria are described in the Fund's Prospectus under "About Sustainable and Socially Responsible Investing." Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Social Index. It also compares the Fund's returns to the Lipper Multi-Cap Core Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (6/30/00)
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Class B	___%	___%	___%
Class C	___%	___%	___%
Calvert Social Index	___%	___%	___%
Lipper Multi-Cap Core Funds Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. World Asset Management, Inc. ("World Asset")
Portfolio Manager Name	Title	Length of Time Managing Fund
Kevin K. Yousif	Director, Domestic Investments, World Asset	Since ____
Eric R. Lessnau	Portfolio Manager, World Asset	Since ____

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$5,000 ($2,000 for IRAs)	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
Class (Ticker):	A (CMIFX)	B (CDXBX)	C (CMICX)

INVESTMENT OBJECTIVE

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees 2	___%	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	____%	____%	____%
Total annual fund operating expenses	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class B shares sold within six years are subject to a maximum 5.00% % contingent deferred sales charge ("CDSC") that reduces over time to 1.00% in the sixth year, with no charge on redemptions of shares held for more than six years.  Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% CDSC.

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$____	$____	$____	$____	$____
3	____	____	____	____	____
5	____	____	____	____	____
10	____	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution on June [ ], 2009, the average market capitalization of the Russell 1000 Index was approximately $__ billion. As of December 31, 2009, the capitalization range of the Index was $__ million to $__ billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization names. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor expects the annual tracking error, relative to the return of the Russell 1000 Index before deducting expenses, to be within certain limits established by the Advisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Multi-Cap Core Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Class B	___%	___%	___%
Class C	___%	___%	___%
Russell 1000 Index	___%	___%	___%
Lipper Multi-Cap Core Funds Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since June 2009

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$5,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT LARGE CAP GROWTH FUND
Class (Ticker):	A (CLGAX)	B (CLGBX)	C (CLGCX)	Y (CLGYX)

INVESTMENT OBJECTIVE

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard & Poor's ("S&P") 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	5.00%	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees 2	___%	___%	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses	____%	____%	____%	____%
Total annual fund operating expenses 3	____%	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class B shares sold within six years are subject to a maximum 5.00% contingent deferred sales charge ("CDSC") that reduces over time to 1.00% in the sixth year, with no charge on redemptions of shares held for more than six years.  Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% CDSC.

2     Management fees include the advisory fee of __% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and 1.25% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C		Class Y
		Sold	Held	Sold	Held
1	$____	$____	$____	$____	$____	$____
3	____	____	____	____	____	____
5	____	____	____	____	____	____
10	____	___ _	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index ($__ million to $__ billion as of December 31, 2009). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Large-Cap Growth Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/2000. Class I shares (not offered in this prospectus) have an inception date of 8/5/1994, and Class A, B and C shares have an actual inception date of 10/31/2000. Performance results prior to 10/31/2000 for Class A shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway since its inception on 8/5/94. In the bar chart, and in the table for Class A returns before and after taxes, performance results before 10/31/2000 therefore are for Class I. Class I shares did not have Rule 12b-1 fees, and performance of Class A would have been lower if Rule 12b-1 fees of Class A had been reflected.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
S&P 500 Index	___%	___%	___%
Lipper Large-Cap Growth Funds Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (10/31/00)
Class B	___%	___%	___%
Class C	___%	___%	___%
Class Y	___%	___%	___%
S&P 500 Index	___%	___%	___%
Lipper Large-Cap Growth Funds Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Bridgeway Capital Management, Inc. ("Bridgeway Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund
John N.R. Montgomery	President, Bridgeway Capital	Since ____

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

Class A, B and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's distributor to offer Class Y shares to their clients. The Fund's distributor, in its sole discretion, will determine eligibility to purchase Class Y shares. Class Y purchases must be made by bankwire, National Securities Clearing Corporation, in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT CAPITAL ACCUMULATION FUND
Class (Ticker):	A (CCAFX)	B (CWCBX)	C (CCACX)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [ ] and "Reduced Sales Charges" on page [ ] of this Prospectus, and under "Method of Distribution" on page [ ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees 2	___%	___%	___%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	____%	____%	____%
Total annual fund operating expenses	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class B shares sold within six years are subject to a maximum 5.00% contingent deferred sales charge ("CDSC") that reduces over time to 1.00% in the sixth year, with no charge on redemptions of shares held for more than six years.  Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% CDSC.

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$____	$____	$____	$____	$____
3	____	____	____	____	____
5	____	____	____	____	____
10	____	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ($__ million to $__ billion as of December 31, 2009). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock. The Subadvisor may sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that supported investing in the company make the investment less attractive.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell Midcap Growth Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Mid-Cap Growth Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Class B	___%	___%	___%
Class C	___%	___%	___%
Russell Midcap Growth Index	___%	___%	___%
Lipper Mid-Cap Growth Funds Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. New Amsterdam Partners LLC ("New Amsterdam")
Portfolio Manager Name	Title	Length of Time Managing Fund
Michelle Clayman, CFA	Managing Partner, Chief Investment Officer, New Amsterdam	Since ___
Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since ___

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
Class (Ticker):	A (CWVGX)	B (CWVBX)	C (CWVCX)	Y (CWEYX)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	5.00%	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees 2	___%	___%	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses	____%	____%	____%	____%
Acquired fund fees and expenses	____%	____%	____%	____%
Total annual fund operating expenses 3	____%	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class B shares sold within six years are subject to a maximum 5.00% contingent deferred sales charge ("CDSC") that reduces over time to 1.00% in the sixth year, with no charge on redemptions of shares held for more than six years.  Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% CDSC.

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Total Annual Fund Operating Expenses shown in this table do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights in the Prospectus because the Financial Highlights expense ratio does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C		Class Y
		Sold	Held	Sold	Held
1	$____	$____	$____	$____	$____	$____
3	____	____	____	____	____	____
5	____	____	____	____	____	____
10	____	____	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Global Investable Market Index ("IMI") ($__ million to $__ billion as of December 31, 2009). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may opportunistically invest in other countries, including emerging markets stocks. The Subadvisor focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies quantitative screening models to identify stocks expected to provide returns superior to that of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor attempts to control the portfolio's risk level relative to the MSCI EAFE IMI benchmark. As stocks improve or decline in rating over successive periodic model evaluations, the Subadvisor gradually adds them to or sells them from the portfolio.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the MSCI EAFE IMI, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper International Multi-Cap Core Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Class B	___%	___%	___%
Class C	___%	___%	___%
Class Y	___%	___%	___%
MSCI EAFE IMI	___%	___%	___%
Lipper International Multi-Cap Core Funds Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Acadian Asset Management LLC ("Acadian")
Portfolio Manager Name	Title	Length of Time Managing Fund
Raymond F. Mui	Senior Vice President and Portfolio Manager, Acadian	Since ____
Brian K. Wolahan	Senior Vice President and Portfolio Manager, Acadian	Since ____

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

Class A, B and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's distributor to offer Class Y shares to their clients. The Fund's distributor, in its sole discretion, will determine eligibility to purchase Class Y shares. Class Y purchases must be made by bankwire, National Securities Clearing Corporation, in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT INTERNATIONAL OPPORTUNITIES FUND
Class (Ticker):	A (CIOAX)	C (COICX)	Y (CWVYX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees 2	___%	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	____%	____%	____%
Total annual fund operating expenses	____%	____%	____%
Less fee waiver and/or expense reimbursement 3	(____%)	(____%)	(____%)
Net expenses	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% contingent deferred sales charge ("CDSC").

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.66% for Class A, 2.50% for Class C and 1.41% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C		Class Y
		Sold	Held
1	$____	$____	$____	$____
3	____	____	____	____
5	____	____	____	____
10	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Small-Mid ("SMID") Index ($__ million to $__ billion as of December 31, 2009). MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of approximately $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world if the Subadvisor deems the company attractive. The Subadvisor's stock selection process does not utilize a pre-determined geographic allocation, and the Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the MSCI EAFE SMID Index, a widely recognized unmanaged index of small- and mid-cap common stocks in developed markets excluding the U.S. and Canada, and to the Fund's previous benchmark index, the Standard & Poor's ("S&P") Developed BMI Ex-U.S. SmallCap, a widely recognized, unmanaged index of common stocks that is the small cap component of the S&P Developed Broad Market Index ("BMI") excluding the U.S. It also compares the Fund's returns to the Lipper International Small/Mid Cap Core Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

In September 2009 the Fund changed its broad-based benchmark to the MSCI EAFE SMID Index from the S&P Developed BMI Ex-U.S. SmallCap (originally the S&P/Citigroup EMI Ex-U.S. Index).  Changes by S&P altered the divisions for their capitalization-based indices and made the Fund's benchmark more small-cap oriented.  With MSCI Barra's creation of a SMID index incorporating both mid-cap and small-cap non-US developed market stocks, the Fund selected this index to better align with its investment process.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (5/31/07)
Class A:
Return before taxes	___%	___%
Return after taxes on distributions	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%
Class Y	___%	___%
MSCI EAFE SMID Index	___%	___%
S&P Developed BMI Ex-U.S. SmallCap	___%	___%
Lipper International Small/Mid Cap Core Funds Avg.	___%	___%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (7/31/07)
Class C	___%	___%
MSCI EAFE SMID Index	___%	___%
S&P Developed BMI Ex-U.S. SmallCap	___%	___%
Lipper International Small/Mid Cap Core Funds Avg.	___%	___%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. F&C Management Limited ("F&C")

Portfolio Manager Name	Title	Length of Time Managing Fund
Sophie Horsfall	Director, Global Equities Group, F&C	Since ____
Jeremy Tigue	Director and Head of Global Equities, F&C	Since ____
Terry Coles	Assistant Director, Global Equities Group, F&C	Since ____
Giles Money	Fund Manager, Global Equities Group, F&C	Since ____

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's distributor to offer Class Y shares to their clients. The Fund's distributor, in its sole discretion, will determine eligibility to purchase Class Y shares. Class Y purchases must be made by bankwire, National Securities Clearing Corporation, in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT NEW VISION SMALL CAP FUND
Class (Ticker):	A (CNVAX)	B (CNVBX)	C (CNVCX)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in small-cap stocks of U.S. companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees 2	___%	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	____%	____%	____%
Total annual fund operating expenses	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class B shares sold within six years are subject to a maximum 5.00% contingent deferred sales charge ("CDSC") that reduces over time to 1.00% in the sixth year, with no charge on redemptions of shares held for more than six years.  Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% CDSC.

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$____	$____	$____	$____	$____
3	____	____	____	____	____
5	____	____	____	____	____
10	____	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund currently defines small-cap companies as those with market capitalization of $3 billion or less at the time the Fund initially invests.

The Subadvisor may sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that supported investing in the company make the investment less attractive in the Subadvisor's opinion.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Small-Cap Growth Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Class B	___%	___%	___%
Class C	___%	___%	___%
Russell 2000 Index	___%	___%	___%
Lipper Small-Cap Growth Funds Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Bridgeway Capital Management, Inc. ("Bridgeway Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund
John N.R. Montgomery	President, Bridgeway Capital	Since ___

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT SMALL CAP VALUE FUND
Class (Ticker):	A (CCVAX)	C (CSCCX)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, and which satisfy the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees 2	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	____%	____%
Total annual fund operating expenses	____%	____%
Less fee waiver and/or expense reimbursement 3	(____%)	(____%)
Net expenses	____%	____%

1     Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% contingent deferred sales charge ("CDSC").

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.69% for Class A and 2.69% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$____	$____	$____
3	____	____	____
5	____	____	____
10	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $3 billion or less at the time of initial purchase.

The Fund seeks to identify common stocks of undervalued companies with long-term growth potential. The Fund may also invest up to 25% of its net assets in foreign securities.

Generally, the Subadvisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Fund's Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Value Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Small-Cap Core Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (10/1/04)
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Russell 2000 Value Index	___%	___%	___%
Lipper Small-Cap Core Funds Avg.	___%	___%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 10/31/04 is as follows: Class A return before taxes is ___%; Class A return after taxes on distributions is ___%; Class A return after taxes on distributions and sale of Fund shares is ___%; and Lipper Small-Cap Core Funds Average is ___%.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (4/1/05)
Class C	___%	___%
Russell 2000 Value Index	___%	___%
Lipper Small-Cap Core Funds Avg.	___%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 4/30/05 is as follows: Class C return is ___%, and Lipper Small-Cap Core Funds Average is ___%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Channing Capital Management, LLC ("Channing")
Portfolio Manager Name	Title	Length of Time Managing Fund
Eric T. McKissack, CFA	Founding Principal, Chief Executive Officer, Channing	Since ____
Wendell E. Mackey, CFA	Founding Principal, Director of Investments, Channing	Since ____

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT MID CAP VALUE FUND
Class (Ticker):	A (CMVAX)	C (CMVCX)

INVESTMENT OBJECTIVE

The Fund will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, and which satisfy the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees 2	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	____%	____%
Total annual fund operating expenses	____%	____%
Less fee waiver and/or expense reimbursement 3	(____%)	(____%)
Net expenses	____%	____%

1     Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% contingent deferred sales charge ("CDSC").

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.59% for Class A and 2.59% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$____	$____	$____
3	____	____	____
5	____	____	____
10	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of mid-size companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell Midcap Value Index ($__ million to $__ billion as of December 31, 2009). The Fund normally seeks to have a weighted average market capitalization of between $2 billion and $10 billion.

The Russell Midcap Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell Midcap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell Midcap Value Index will cause the Subadvisor's universe of stocks and range of market capitalizations to change accordingly.

The Fund may also invest up to 25% of its net assets in foreign securities.

Generally, the Subadvisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Fund's Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell Midcap Value Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Mid-Cap Core Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (10/1/04)
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Russell Midcap Value Index	___%	___%	___%
Lipper Mid-Cap Core Funds Avg.	___%	___%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 10/31/04 is as follows: Class A return before taxes is ___%; Class A return after taxes on distributions is ___%; Class A return after taxes on distributions and sale of Fund shares is ___%; and Lipper Mid-Cap Core Funds Average is ___%.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (4/1/05)
Class C	___%	___%
Russell Midcap Value Index	___%	___%
Lipper Mid-Cap Core Funds Avg.	___%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 4/30/05 is as follows: Class C return is ___%, and Lipper Mid-Cap Core Funds Average is ___%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Channing Capital Management, LLC ("Channing")
Portfolio Manager Name	Title	Length of Time Managing Fund
Eric T. McKissack, CFA	Founding Principal, Chief Executive Officer, Channing	Since ____
Wendell E. Mackey, CFA	Founding Principal, Director of Investments, Channing	Since ____

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Solution StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT GLOBAL ALTERNATIVE ENERGY FUND
Class (Ticker):	A (CGAEX)	C (CGACX)

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees 2	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	____%	____%
Total annual fund operating expenses	____%	____%
Less fee waiver and/or expense reimbursement 3	(____%)	(____%)
Net expenses	____%	____%

1    Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% % contingent deferred sales charge ("CDSC").

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.85% for Class A and 2.85% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$____	$____	$____
3	____	____	____
5	____	____	____
10	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see "Description of Alternative Energy Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

The Subadvisor may sell a security following evaluation using a fair-value model, based on factors including review of business or financial fundamentals, and future expectations relative to current valuation and the model target.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments' policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. Because shares of companies involved in the energy industry have been more volatile than shares of companies operating in other more established industries, the Fund may be more volatile than other mutual funds.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Ardour Global Alternative Energy Index (Composite), a widely recognized, unmanaged index of alternative energy common stocks, and to the Fund's previous benchmark index, the MSCI World Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Global Natural Resources Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

In September 2009 the Fund changed its broad-based benchmark to the Ardour Global Alternative Energy Index (Composite) from the MSCI World Index. This change resulted from maturation of the alternative energy investment category, in which the Ardour Global Alternative Energy Index (Composite) has emerged as a suitable benchmark providing return history correlation and tracking error calculation that is significantly improved over the MSCI World Index. The Fund selected the Ardour Global Alternative Energy Index (Composite) to provide a more precise performance comparison and to better align the Fund and its benchmark.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (5/31/07)
Class A:
Return before taxes	___%	___%
Return after taxes on distributions	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%
Class C	___%	___%
Ardour Global Alternative Energy Index (Composite)	___%	___%
MSCI World Index	___%	___%
Lipper Global Natural Resources Funds Avg.	___%	___%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. KBC Asset Management International Ltd. ("KBC")
Portfolio Manager Name	Title	Length of Time Managing Fund
Jens Peers	Head of Eco Funds, KBC	Since ____
Treasa Ni Chonghaile	Portfolio Manager, KBC	Since ____

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus..

FUND SUMMARY	Calvert Solution StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT GLOBAL WATER FUND
Class (Ticker):	A (CFWAX)	C (CFWCX)	Y (CFWYX)

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees 2	___%	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	____%	____%	____%
Total annual fund operating expenses	____%	____%	____%
Less fee waiver and/or expense reimbursement 3	(____%)	(____%)	(____%)
Net expenses	____%	____%	____%

1     Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% contingent deferred sales charge ("CDSC").

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C and 1.60% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C		Class Y
		Sold	Held
1	$____	$____	$____	$____
3	____	____	____	____
5	____	____	____	____
10	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water related services or technologies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. These companies may be involved in technologies, services and products, including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.

A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: Palisades (Global) Water Index, S&P Global Water Index, ISE Water IndexTM and Janney Global Water IndexSM. For more information on these indices, see "Description of Water Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and polices. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

The Subadvisor may sell a security following evaluation using a fair-value model, based on factors, including review of business or financial fundamentals, and future expectations relative to current valuation and the model target.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability, and social responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by common economic trends or other changes, such as availability of water, the level of rainfall and occurrence of other climatic events, water consumption, development of new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. Because shares of companies involved in the water sector have been more volatile than shares of companies operating in other more established sectors, the Fund may be more volatile than other mutual funds.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition; on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows the performance of the Class A shares for the past calendar year. The table compares the Fund's performance over time to that of the Janney Global Water Index, a widely recognized, unmanaged index of common stocks in the water-related resource sector, and to the Fund's previous benchmark index, the MSCI World Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Global Natural Resources Funds Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

In September 2009 the Fund changed its broad-based benchmark to the Janney Global Water Index from the MSCI World Index. This change resulted from the maturity of the water investment category, in which the Janney Global Water Index offers improved return history correlation and tracking error calculation over the MSCI World Index. The Fund selected the Janney Global Water Index to provide a more precise performance comparison and to better align the Fund and its benchmark.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (9/30/08)
Class A:
Return before taxes	___%	___%
Return after taxes on distributions	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%
Class C	___%	___%
Class Y	___%	___%
Janney Global Water Index	___%	___%
MSCI World Index	___%	___%
Lipper Global Natural Resources Funds Avg.	___%	___%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. KBC Asset Management International Ltd. ("KBC")
Portfolio Manager Name	Title	Length of Time Managing Fund
Jens Peers	Head of Eco Funds, KBC	Since ____
Craig Bonthron	Investment Analyst, KBC	Since ____

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's distributor to offer Class Y shares to their clients. The Fund's distributor, in its sole discretion, will determine eligibility to purchase Class Y shares. Class Y purchases must be made by bankwire, National Securities Clearing Corporation, in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert SAGE StrategiesTM Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT LARGE CAP VALUE FUND
Class (Ticker):	A (CLVAX)	C (CLVCX)	Y (CLVYX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees 2	___%	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	____%	____%	____%
Total annual fund operating expenses	____%	____%	____%
Less fee waiver and/or expense reimbursement 3	(____%)	(____%)	(____%)
Net expenses	____%	____%	____%

1    Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% contingent deferred sales charge ("CDSC").

2     Management fees include the advisory fee of ___% paid by the Fund to the Advisor, and the administrative fee of ___% paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed ___% for Class A, ___% for Class C and ___% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class C		Class Y
		Sold	Held
1	$____	$____	$____	$____
3	____	____	____	____
5	____	____	____	____
10	____	____	____	____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __ % of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index ($__ million to $__ billion as of December 31, 2009). The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Russell 1000 Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell 1000 Value Index will vary due to market changes, which can also affect the market capitalization range. Changes to the constitution and market capitalization of the Russell 1000 Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly.

The Fund primarily invests in U.S. large cap companies but may also invest in mid-cap and small-cap companies. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth. CAP VALUE FUND -- 2

The Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers' current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company's valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are selected for financial soundness as well as evaluated according to the Fund's threshold responsibility standards. Investments must be consistent with the Fund's current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Value Index, a widely recognized, unmanaged index of common stocks. It also compares the Fund's returns to the Lipper Large-Cap Value Average, an average of the returns of mutual funds with an investment style most similar to that of the Fund, as categorized by Lipper.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares, respectively, of Calvert Large Cap Value Fund, which commenced operations on 12/12/08. Class A shares and Class Y shares of Calvert Large Cap Value Fund each have an inception date of 12/29/99, and Class C shares have an inception date of 12/12/08. In the bar chart, and in the table for Class A returns (before and after taxes), the performance results prior to 12/12/08 for Class A shares of Calvert Large Cap Value Fund reflect the performance of Class A of the Everest Fund since its inception on 12/29/99. After-tax returns for other Classes will vary. In the table for Class Y returns, the performance results prior to 12/12/08 for Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class I of the Everest Fund since its inception on 12/29/99.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (12/29/99)
Class A:
Return before taxes	___%	___%	___%
Return after taxes on distributions	___%	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%	___%
Class Y	___%	___%	___%
Russell 1000 Value Index	___%	___%	___%
Lipper Large-Cap Value Avg.	___%	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (12/12/08)
Class C	___%	___%
Russell 1000 Value Index	___%	___%
Lipper Large-Cap Value Avg.	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
James R. McGlynn, CFA	Senior Vice President & Portfolio Manager, Calvert	Since December 2008
Yvonne M. Bishop, CFA	Assistant Portfolio Manager, Calvert	Since December 2008

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's distributor to offer Class Y shares to their clients. The Fund's distributor, in its sole discretion, will determine eligibility to purchase Class Y shares. Class Y purchases must be made by bankwire, National Securities Clearing Corporation, in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Asset Allocation Funds Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT CONSERVATIVE ALLOCATION FUND
Class (Ticker):	A (CCLAX)	C (CALCX)

INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation, consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees
Investment Advisory Fee	None	None
Administrative Fee 2	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	____%	____%
Acquired fund fees and expenses 3	____%	____%
Total annual fund operating expenses	____%	____%
Less fee waiver and/or expense reimbursement 4	(____%)	---
Net annual fund operating expenses	____%	---

1     Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% contingent deferred sales charge ("CDSC").

2     The administrative fee is paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3      As a shareholder in underlying Calvert funds, the Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. This table provides an estimate of the expenses the Fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying Calvert funds.

4      Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2011. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same;
  any Calvert expense limitation is in effect for year one; and
  the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$____	$____	$____
3	____	____	____
5	____	____	____
10	____	____	____

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest exclusively in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of Fund's net assets	In Calvert Social Investment Fund ("CSIF") Bond Portfolio (which invests primarily in fixed-income securities)
20% to 40% of Fund's net assets

In funds that invest primarily in equity securities (CSIF Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert World Values International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund)

0% to 10% of Fund's net assets	In CSIF Money Market Portfolio (which invests primarily in money market instruments)

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions. The Advisor may sell shares of the underlying funds as a result of such rebalancing or to meet Fund redemptions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result. The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as expected.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of a Conservative Allocation Composite Index benchmark, consisting of 22% of the Russell 3000 Index, 8% of the Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index, 60% of the Barclays Capital U.S. Credit Index and 10% of the Barclays Capital 3-month T-Bill Bellwether Index. It also compares the Fund's returns to the Lipper Mixed-Asset Target Allocation Conservative Funds Average, an average of the annual return of mutual funds that maintain a mix of 20% to 40% of assets invested in equity securities, with the remainder invested in bonds, cash and cash equivalents.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (4/29/05)
Class A:
Return before taxes	___%	___%
Return after taxes on distributions	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%
Class C	___%	___%
Conservative Allocation Composite Index	___%	___%
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund's investment strategy and management since August 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Asset Allocation Funds Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT MODERATE ALLOCATION FUND
Class (Ticker):	A (CMAAX)	C (CMACX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees
Investment Advisory Fee	None	None
Administrative Fee 2	___%	___%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	____%	____%
Acquired fund fees and expenses 3	____%	____%
Total annual fund operating expenses 4	____%	____%

1     Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% contingent deferred sales charge ("CDSC").

2     The administrative fee is paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     As a shareholder in underlying Calvert funds, the Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. This table provides an estimate of the expenses the Fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying Calvert funds.

4     Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2011. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.80% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same;
  any Calvert expense limitation is in effect for year one; and
  the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$____	$____	$____
3	____	____	____
5	____	____	____
10	____	____	____

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest exclusively in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Social Investment Fund ("CSIF") Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert World Values International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund)

20% to 50% of Fund's net assets	In CSIF Bond Portfolio (which invests primarily in fixed-income securities)
0% to 10% of Fund's net assets	In CSIF Money Market Portfolio (which invests primarily in money market instruments)

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions. The Advisor may sell shares of the underlying funds as a result of such rebalancing or to meet Fund redemptions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result. The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as expected.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of a Moderate Allocation Composite Index benchmark, consisting of 47% of the Russell 3000 Index, 18% of the Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index, 30% of the Barclays Capital U.S. Credit Index and 5% of the Barclays Capital 3-month T-Bill Bellwether Index. It also compares the Fund's returns to the Lipper Mixed-Asset Target Allocation Growth Funds Average, an average of the annual return of mutual funds that maintain a mix of 60% to 80% of assets invested in equity securities, with the remainder invested in bonds, cash and cash equivalents.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (4/29/05)
Class A:
Return before taxes	___%	___%
Return after taxes on distributions	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%
Class C	___%	___%
Moderate Allocation Composite Index	___%	___%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund's investment strategy and management since August 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

FUND SUMMARY	Calvert Asset Allocation Funds Sustainable and Socially Responsible Equity Funds	Logo: Calvert InvestmentsTM A UNIFI Company
CALVERT AGGRESSIVE ALLOCATION FUND
Class (Ticker):	A (CAAAX)	C (CAACX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page [   ] and "Reduced Sales Charges" on page [   ] of this Prospectus, and under "Method of Distribution" on page [   ] of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees
Investment Advisory Fee	None	None
Administrative Fee 2	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	____%	____%
Acquired fund fees and expenses 3	____%	---
Total annual fund operating expenses	____%	---
Less fee waiver and/or expense reimbursement 4	(____%)	---
Net annual fund operating expenses	____%	---

1     Subject to certain exceptions, proceeds of Class C shares sold within one year are subject to a 1.00% contingent deferred sales charge ("CDSC").

2     The administrative fee is paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3     As a shareholder in underlying Calvert funds, the Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. This table provides an estimate of the expenses the Fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying Calvert funds.

4     Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2011. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same;
  any Calvert expense limitation is in effect for year one; and
  the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$____	$____	$____
3	____	____	____
5	____	____	____
10	____	____	____

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest exclusively in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Social Investment Fund ("CSIF") Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert World Values International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund)

0% to 20% of Fund's net assets	In CSIF Bond Portfolio (which invests primarily in fixed-income securities)
0% to 5% of Fund's net assets	In CSIF Money Market Portfolio (which invests primarily in money market instruments)

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions. The Advisor may sell shares of the underlying funds as a result of such rebalancing or to meet Fund redemptions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result. The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as expected.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of an Aggressive Allocation Composite Index benchmark, consisting of 64% of the Russell 3000 Index, 26% of the Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index, and 10% of the Barclays Capital U.S. Credit Index. It also compares the Fund's returns to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that invest in a variety of market capitalization ranges without concentrating 75% of the fund's equity assets in any one market capitalization over an extended period of time.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

[INSERT BAR CHART]
Best Quarter (of periods shown)	Q___	___%
Worst Quarter (of periods shown)	Q___	___%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (6/30/05)
Class A:
Return before taxes	___%	___%
Return after taxes on distributions	___%	___%
Return after taxes on distributions and sale of Fund shares	___%	___%
Class C	___%	___%
Aggressive Allocation Composite Index	___%	___%
Lipper Multi-Cap Core Funds Avg.	___%	___%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund's investment strategy and management since August 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund on any business day, which is any day that the New York Stock Exchange ("NYSE") is open. The share price is based on the Fund's net asset value ("NAV"), calculated as of the close of each business day. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

You can purchase, sell or exchange shares of the Fund either through a financial professional or directly from the Fund.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap-fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748), specifying the class of the Fund you wish to purchase. Make your check payable to the Fund in U.S. dollars and mail it to the applicable address below. You may redeem all or part of the shares from your account by telephone or mail to the address below. Any applicable CDSC and/or redemption fee will be deducted from your redemption proceeds. Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail (include account number, name of Fund and class, and number of shares or dollar amount you are redeeming)	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page ___ of this Prospectus.

ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

The CDSC imposed on the proceeds of Class B or Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of net asset value at the time of purchase or redemption, whichever is less.

For Class B shares, the CDSC declines from 5.00% in the first year that shares are held, to 4.00% in the second and third years, 3.00% in the fourth year, 2.00% in the fifth year, and 1.00% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. Class B shareholders in CSIF Equity Portfolio who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund are subject to a different Class B CDSC schedule. See "How to Buy Shares/Choosing a Share Class/Class B" and "Calculation of Contingent Deferred Sales Charge" in this Prospectus.

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. See "How to Sell Shares/Redemption Fee" in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor. Management fees for Calvert Large Cap Growth Fund also include the subadvisory fee paid by the Fund to the Subadvisor. The subadvisory fee for Calvert Large Cap Growth Fund is subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to its benchmark index, the S&P 500 Index.

With respect to the amount of each Fund's advisory fee, see "Advisory Fees" in this Prospectus. Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund each pay no investment advisory fee. The administrative fees (as a percentage of net assets) for each Fund are as follows.

Fund	Administrative Fee
CWVF International Equity Fund Calvert International Opportunities Fund Calvert Global Alternative Energy Fund Calvert Global Water Fund	0.35%
CSIF Balanced Portfolio	0.275%
Calvert Capital Accumulation Fund Calvert New Vision Small Cap Fund Calvert Small Cap Value Fund Calvert Mid Cap Value Fund	0.25%
Calvert Social Index Fund	0.225%
CSIF Equity Portfolio Calvert Large Cap Growth Fund Calvert Large Cap Value Fund	0.20%
CSIF Enhanced Equity Portfolio Calvert Conservative Allocation Fund Calvert Moderate Allocation Fund Calvert Aggressive Allocation Fund	0.15%

Calvert voluntarily waives 0.05% of its annual administrative fee for Calvert New Vision Small Cap Fund. This waiver is contingent upon the continued service by Bridgeway Capital Management, Inc. as the Subadvisor to the Fund.

VOLUNTARY ADVISORY FEE WAIVERS

CSIF Balanced Portfolio

The investment advisor ("Calvert" or the "Advisor") voluntarily waives 0.05% of its annual advisory fee for the Fund based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to a portion of the equity assets of the Fund at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. Calvert may cease this waiver at any time. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursement and offsets, the expenses of Class A, B and C of the Fund were ___%, ___% and ___%, respectively, for the fiscal year ended September 30, 2009.

CSIF Enhanced Equity Portfolio

Calvert voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of the Fund. Calvert may cease this waiver at any time. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursement and offsets, the expenses of Class A, B and C of the Fund were ___%, ___% and ___%, respectively, for the fiscal year ended September 30, 2009.

CWVF International Equity Fund

Calvert voluntarily waives 0.025% of its annual advisory fee for the Fund on assets in excess of $250 million up to $500 million and an additional 0.05% on assets in excess of $500 million, in each case based on average daily net assets. This waiver is contingent upon the continued service by Acadian Asset Management, Inc. as Subadvisor to the Fund at an annual fee, based on average daily net assets, of 0.45% on assets up to $250 million, 0.40% on assets in excess of $250 million up to $500 million and 0.35% on assets in excess of $500 million. Calvert may cease this waiver at any time. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursement and offsets, the expenses of Class A, B and C of the Fund were ___%, ___% and ___%, respectively, for the fiscal year ended September 30, 2009.

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under each Fund's distribution plan for Class A and the amount of the Fund's distribution and service fees authorized by the Fund's Board of Trustees/Directors for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees/Directors.

Fund	Maximum Amount Payable (Class A)	Amount Authorized
Calvert International Opportunities Fund Calvert Global Alternative Energy Fund Calvert Global Water Fund Calvert Large Cap Value Fund	0.50%	0.25%
Calvert Capital Accumulation Fund	0.35%	0.35%
CSIF Balanced Portfolio CSIF Equity Portfolio CWVF International Equity Fund Calvert Small Cap Value Fund Calvert Mid Cap Value Fund Calvert Conservative Allocation Fund Calvert Moderate Allocation Fund Calvert Aggressive Allocation Fund	0.35%	0.25%
Calvert Social Index Fund CSIF Enhanced Equity Portfolio Calvert Large Cap Growth Fund Calvert New Vision Small Cap Fund	0.25%	0.25%

OTHER EXPENSES

"Other expenses" include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

ACQUIRED FUND FEES AND EXPENSES

All Funds (other than Asset Allocation Funds): Acquired Fund Fees and Expenses represent underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, "Partnerships") that the Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year. For the Funds below, the expense ratio shown in the Financial Highlights (which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses), is as follows.

Fund	Class A	Class B	Class C
CSIF Balanced Portfolio	___%	___%	___%
CWVF International Equity Fund	___%	___%	___%

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund: each Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. Based on the most recent prospectus of each underlying Calvert fund, such expenses range from ___% to ___% for Class I Shares of the underlying Calvert funds. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any Acquired Fund Fees and Expenses paid indirectly by a shareholder. The Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year. If Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, or Calvert Global Water Fund, due to their principal investment strategy, were to incur expenses from employing leverage, the costs would be reflected in the net expense ratio. These Funds, however, do not currently intend to employ leverage, so there will be no expense for this activity.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement" in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the "Financial Highlights" in this Prospectus as the difference between the line items "Expenses Before Offsets" and "Net Expenses." The amount the Advisor benefited from the credit was as follows for the most recent fiscal year.

Fund	Amount by which Advisor Benefited from Credit
Calvert Social Index Fund Calvert Small Cap Value Fund Calvert Global Alternative Energy Fund	___%
Calvert International Opportunities Fund Calvert Mid Cap Value Fund	___%

See "Investment Advisor and Subadvisors" in the respective Fund's SAI for more information.

The contractual expense cap for Calvert Large Cap Growth Fund is exclusive of any performance fee adjustment. The amounts shown in the fee table in the Fund Summary reflect a positive 0.07% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses for this Fund to a maximum of ___% on Class A, ___% on Class B, ___% on Class C and ___% on Class Y.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Fund's principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under "Non-Principal Investment Policies and Risks" in the respective Fund's SAI.

For certain investment strategies listed, the table below shows a Fund's limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income, equity and money market funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are described in the Fund Summary of each underlying Calvert equity fund above in this Prospectus, discussed in this section, or set forth below under "Description of Underlying Funds" (with respect to the underlying Calvert fixed-income and money market funds). See also "Fund of Funds Structure" below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund's SAI.

Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Asset Allocation Fund may not be able to achieve its investment objective.

Key to Table

J           Fund currently uses as a principal investment strategy
q           Permitted, but not a principal investment strategy
8          Not permitted
xN        Allowed up to x% of Fund's net assets
xT        Allowed up to x% of Fund's total assets
NA       Not applicable to this type of fund

	C S I F B a l a n c e d P o r t f o l i o	C S I F E q u i t y P o r t f o l i o	C a l v e r t S o c i a l I n d e x F u n d	C S I F E n h a n c e d E q u i t y P o r t f o l i o	C a l v e r t L a r g e C a p G r o w t h F u n d	C a l v e r t C a p i t a l A c c u m u l a t i o n F u n d	C W V F I n t e r n a t i o n a l E q u i t y F u n d	C a l v e r t I n t e r n a t i o n a l O p p o r t u n i t i e s F u n d	C a l v e r t N e w V i s i o n S m a l l C a p F u n d	C a l v e r t S m a l l C a p V a l u e F u n d	C a l v e r t M i d C a p V a l u e F u n d	C a l v e r t G l o b a l A l t e r n a t I v e E n e r g y F u n d	C a l v e r t G l o b a l W a t e r F u n d	C a l v e r t L a r g e C a p V a l u e F u n d
Investment Techniques
Active Trading Strategy/Turnover	J	q	q	q	q	q	q	q	q	q	q	q	q	q
Temporary Defensive Positions	q	q	q	q	q	q	q	q	q	q	q	q	q	q
Exchange-Traded Funds	q	q	q	q	q	q	q	q	q	q	q	q	q	q
Conventional Securities
Stocks in General	J	J	J	J	J	J	J	J	J	J	J	J	J	J
Foreign securities	25N	25N	5N1	25N	25N	25N	J	J	15T2	25N	25N	J	J	25N
Investment grade bonds	J	q	NA	NA	q	q	q	q	q	q	q	q	q	q
Below-investment grade, high-yield bonds	15N3	15N3	NA3	NA	q	10N3	5N3	q	5N3	q	q	q	q	q
Unrated debt securities	J	q	NA3	NA	q	q	q	q	q	q	q	q	q	q
Illiquid securities	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N
Unleveraged Derivative Securities
Asset-backed securities	J	q	NA	NA	q	q	q	q	q	q	q	q	q	q
Mortgage-backed securities	J	q	NA	NA	q	q	q	q	q	q	q	q	q	q
Currency contracts	q	q	NA	NA	q	5T	5T	5T	8	q	q	5T	5T	q
Leveraged Derivative Instruments
Options on securities and indices	5T4	5T4	NA	5T4	J6	5T4	5T4	5T4	5T4	5T4	5T4	5T4	5T4	5T4
Futures contract	5N5	5N5	5N5	5N5	J7	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5

1     Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in the Calvert Social Index. The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on a major U.S. exchange.

2     Calvert New Vision Small Cap Fund may invest only in American Depositary Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the Fund's SAI for more information.

3     Excludes any High Social Impact Investments.

4     Based on net premium payments.

5     Based on initial margin required to establish position.

6     Up to 5% of total assets based on net premium payments.

7     Up to 5% of net assets based on initial margin required to establish the position.

Description of Investment Strategies

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the "Glossary of Certain Investment Risks" for definitions of these risk types.
Investment Techniques

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor's tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

Exchange-Traded Funds ("ETFs") are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund's cash position consistent with the Fund's applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.

Risks: Correlation and Market
Conventional Securities

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund's investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign securities. For funds other than Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund, foreign securities are securities issued by companies whose principal place of business is located outside the U.S. For Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund, foreign securities (securities of non-U.S. companies) are securities of companies that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or that are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. For any fund that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor's ("S&P") or assigned an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor or Subadvisor.

Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund's Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction
Unleveraged Derivative Securities

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations ("CMOs").	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity
Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (if it is "covered").

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund "hedges," two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund's investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ "stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.
Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.
Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies Used by Certain Funds
CSIF Balanced Portfolio

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Calvert Social Index Fund

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. An index fund's goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The sustainable and socially responsible investment criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/ underweightings may be out of favor in the market. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method. The replication method involves holding every security in the Calvert Social Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Calvert Large Cap Growth Fund

Stock Index Futures and Options. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or its cash value). Stock index futures and options are derivatives (instruments that derive their value from the performance of an underlying financial asset, index or other investment).

CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund

ADRs and GDRs. American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company's home country.   ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares.  The Fund may invest in either sponsored or unsponsored ADRs.  GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares.  Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Calvert International Opportunities Fund

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

DESCRIPTION OF ALTERNATIVE ENERGY INDICES

(Calvert Global Alternative Energy Fund)

As stated in the Fund Summary for Calvert Global Alternative Energy Fund under "Principal Investment Strategies," the Fund may invest in companies that are included in certain alternative energy indices, which are described below.

Ardour Global Alternative Energy Index (Composite)SM

The Ardour Global Alternative Energy Index (Composite) is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for globally traded stocks that are principally engaged in the field of Alternative Energy Technologies, including renewable energy, alternative fuels and related enabling technologies. As of December 31, 2009, the Index included __ companies.

Merrill Lynch Renewable Energy Index

The objective of the Merrill Lynch Renewable Energy Index is to provide exposure to stocks that are well positioned to benefit from the renewable/alternative energy theme globally. This includes "pure plays" as well as stocks likely to benefit in a less direct way. The Index consists of stocks of the three largest renewable energy sub-sectors (namely biofuels, solar and wind) that have been filtered on several criteria -- market capitalization, liquidity and country of listing. As of December 31, 2009, the Index included __ stocks in the broad renewable energy sector.

S&P Global Alternative Energy Index

The S&P Global Alternative Energy Index combines two indices from the S&P Global Thematic Indices -- the S&P Global Clean Energy Index and the S&P Global Nuclear Energy Index. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global alternative energy business, from both developed and emerging markets. As of December 31, 2009, the Index included __ companies.

The S&P Global Clean Energy Index provides liquid and tradable exposure to __ companies (as of December 31, 2009) from around the world that are involved in clean energy related businesses. The Index is comprised of a diversified mix of Clean Energy Production and Clean Energy Equipment & Technology companies.

The S&P Global Nuclear Energy Index is comprised of __ of the largest publicly traded companies (as of December 31, 2009) in nuclear energy related businesses that meet the Index's investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global nuclear energy business from both developed markets and emerging markets.

WilderHill New Energy Global Innovation Index

The WilderHill New Energy Global Innovation Index is comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC. The Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2009, the Index included __ companies.

WilderHill Clean Energy Index

A priority of the WilderHill Clean Energy Index is to define and track the Clean Energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks and sector weightings within the Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place. Companies selected for the Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2009, the Index included __ companies.

DESCRIPTION OF WATER INDICES

(Calvert Global Water Fund)

As stated in the Fund Summary for Calvert Global Water Fund under "Principal Investment Strategies," the Fund may invest in companies that are included in those water indices described below.
Palisades Global Water Index

The Palisades Global Water Index is a modified equal-dollar weighted stock market index. The Index is designed to track the performance of companies engaged in the global water industry such as pump and filter manufacturers, water utilities, and irrigation equipment manufacturers. As of December 31, 2009, the Index included __ companies.

Standard & Poor's (S&P) Global Water Index

The S&P Global Water Index is comprised of many of the largest publicly traded companies in water-related businesses that meet the Index's specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global water industry, from both developed markets and emerging markets. As of December 31, 2009, the Index included __ companies.

ISE Water IndexTM

The ISE Water Index provides a benchmark for investors interested in this emerging sector. The Index uses a modified market capitalization-weighted methodology to create a more uniform weight distribution. This prevents a few large component stocks from dominating the Index but still promotes portfolio diversification by retaining the economic attributes of capitalization ranking. Semi-annual reviews and rebalancing events are used to "re-set" the weighting of the component such that the component has a proportionate influence on the index performance. As of December 31, 2009, the Index contained __ component stocks.

Janney Global Water IndexSM

The Janney Global Water Index is the composite index and includes water utilities and companies engaged in water infrastructure and technology development. The composite is divided into two sub-indexes: Janney Water WorksSM, a compilation of 30 water utilities, and Janney Water TechSM, which includes 30 water technology and infrastructure stocks. As of December 31, 2009, the Index included __ companies.

FUND OF FUNDS STRUCTURE

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund is structured as a "fund of funds." Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.

Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.

Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds. Please turn to "Description of Underlying Funds" in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio). Additional investment practices of an underlying fund are described in its SAI, and, for the underlying fixed-income and money market funds, in the Calvert Fixed-Income Prospectus dated January 31, 2010 (Class A, B, C and Y).

PORTFOLIO HOLDINGS

A description of each Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available under "Portfolio Holdings Disclosure" in the respective Fund's SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

CALVERT SIGNATURE STRATEGIESTM

(CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund, Calvert Mid Cap Value Fund, CWVF International Equity Fund and Calvert International Opportunities Fund)

Investment Selection Process

In seeking a Fund's investment objective, investments are first selected for financial soundness and then evaluated according to that Fund's sustainable and socially responsible investment criteria. Only companies that meet all of the Fund's environment, social, and governance ("ESG") criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities for Calvert's sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed income market. Unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment objective and its sustainable and socially responsible investment criteria.

Each Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors, drawing on the Fund's longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund

The Funds seek to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization ("ILO") core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Manufacture tobacco products.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the CSIF Portfolios invest primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

CWVF International Equity Fund

CWVF International Equity Fund seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

CWVF International Equity Fund seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Derive more than 10% of revenues from the production of tobacco or alcohol products.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

Calvert International Opportunities Fund

Calvert International Opportunities Fund seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert's rigorous standards of performance regarding the safety and security of their nuclear power operations.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Opportunities Fund seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate new nuclear power plants.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Derive more than 10% of revenues from the production of tobacco or alcohol products.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility

As each Fund's Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

CALVERT SOLUTION STRATEGIESTM

(Calvert Global Alternative Energy Fund and Calvert Global Water Fund)

Investment Selection Process

In seeking a Fund's investment objective, investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for a Fund must be consistent with the Fund's current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities in a Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed income market, where unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold as per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

The Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria for Calvert Global Alternative Energy Fund

Addressing the climate change crisis is essential to ensuring a sustainable future. A shift away from fossil fuels requires a sharp focus on developing alternative energy, energy efficiency, and the broadest array of energy options. The Fund provides an investment opportunity for climate change solutions and renewable energy development.

The Fund seeks to invest in companies that are market leaders in alternative energy or that are significantly involved in the alternative energy sector. Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund will focus on environmental, social, and governance ("ESG") factors that promote and encourage sustainable solutions.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, companies totally satisfy. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Investing in new or emerging energy and climate change solutions involves a focus on corporate leadership in alternative energy; emphasis on corporate engagement; and flexibility towards traditional exclusionary criteria. The Fund will consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, the Fund will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert's rigorous standards of performance regarding the safety and security of their nuclear power operations.

The Fund will adhere to core ESG criteria as follows.

Calvert Global Alternative Energy Fund seeks to invest in companies that:

  Demonstrate leadership in providing solutions to the climate change crisis through renewable energy and other alternative environmental technologies.
  Take positive steps to improve environmental management and performance, and provide innovative solutions to environmental problems through their products, services and emerging technologies.
  Treat their employees with dignity and respect in the workplace.
  Observe appropriate international human rights standards and respect the rights of Indigenous Peoples.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life of the communities where they operate and are responsive to stakeholder concerns and expectations.
  Exhibit sound policies and practices with respect to corporate governance and business practices.

Calvert Global Alternative Energy Fund seeks to avoid investing in companies that:

  Contribute directly to the systematic denial of basic human rights.
  Maintain poor environmental compliance and performance practices.
  Demonstrate poor corporate governance or engage in unethical business practices.
  Own or operate new nuclear power plants.

Sustainable and Socially Responsible Investment Criteria for Calvert Global Water Fund

The Fund seeks to invest in companies that produce or market safe water-related products, services and technologies that enhance access and affordability, public health, and quality of life. Calvert believes that equitable access to water is a fundamental human right. The Fund will take into account the specific human rights and Indigenous Peoples' Rights issues related to the sector, as well as those pertaining to environmental as well as governance commitments and performance.

In seeking the Fund's investment objective, investments are selected for financial soundness as well as evaluated according to the Fund's threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for the Fund must be consistent with the Fund's current investment criteria, including financial factors and threshold responsibility standards.

The Fund has the following threshold responsibility standards, which are applied in determining whether a security qualifies as an investment for the Fund:

  The Fund will seek to avoid investing in companies that manufacture tobacco products.
  The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.
  The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. The Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing the industry. Engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and performance continue to lag. Engagement will urge companies to pursue sustainability leadership opportunities where possible, especially in the context of promoting sound environmental management and equitable access to water around the world.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Calvert's approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies.

CALVERT SAGE STRATEGIESTM

(Calvert Large Cap Value Fund)

Investment Selection Process

In seeking the Fund's investment objective, investments are selected for financial soundness as well as evaluated according to the Fund's threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for the Fund must be consistent with the Fund's current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders. The Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:

  The Fund will seek to avoid investing in companies that manufacture tobacco products.
  The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.
  The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

Investments in fixed income securities for the Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed income market, where unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's threshold responsibility standards and if it is not found to meet those standards, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund's threshold responsibility standards typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

The Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be screened and will not be required to meet the threshold responsibility standards otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's threshold responsibility standards. The principal purpose of investing in ETFs is not to achieve a social goal by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's threshold responsibility standards.

Sustainable and Responsible Investment for Calvert Large Cap Value Fund

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. The Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing their industry. Enhanced engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and sustainability performance continue to lag their peers. Engagement will urge companies to improve their environmental, social and governance performance and to pursue sustainability leadership opportunities where possible.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert. All threshold responsibility standards may be changed by the Board of Trustees without shareholder approval.

SAGETM Enhanced Engagement Strategy

Under Calvert's SAGE ("Sustainability Achieved through Greater Engagement") strategy, the Fund may invest in a full range of companies consistent with its threshold responsibility standards. These companies may be emerging sustainability leaders and/or entities which have yet to make significant progress but have the potential to do so.

PROSPECTUS - CALVERT LARGE CAP VALUE FUND -- 14

As the Fund's investment advisor, Calvert will use the SAGE process to identify and select companies for focused engagement and to determine tangible objectives to pursue with each. Engagement will focus on (1) addressing legacy and/or current issues lacking sufficient focus, commitment and/or concrete performance and (2) encouraging further progress in areas of improvement and emerging leadership. The level of engagement employed by Calvert for a specific company may vary based on the company's progress on these issues.

Calvert's approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies. If a company fails to make sufficient progress in its commitments with respect to environmental, social and governance issues in response to Calvert's engagement approach, the Fund may divest that company's security from the portfolio at a time that is in the best interests of the Fund's shareholders.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature StrategiesTM, Calvert Solution StrategiesTM and Calvert SAGE StrategiesTM)

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, certain Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

CWVF International Equity Fund and Calvert International Opportunities Fund have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities investments.

High Social Impact Investments

(CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund, Calvert Mid Cap Value Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Large Cap Value Fund)

High Social Impact Investments is a program that targets a percentage of a Fund's assets (up to 3% for each of Calvert Capital Accumulation Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, and Calvert Global Alternative Energy Fund, and up to 1% for each of the other Funds listed above). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds' sustainable and socially responsible investment criteria.

Consistent with the Calvert Global Water Fund's strategy of focusing on water-related resources, High Social Impact Investments for that Fund shall be made in water-related initiatives.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund's High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund's Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund's Board and under the ultimate supervision of the Board. See "How Shares Are Priced" in this Prospectus. Each Fund's High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see "Special Equities" below).

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. High Social Impact Investments for Calvert Social Index Fund will be limited to 1% of the Fund's assets if it commences the program.

Special Equities

(CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Large Cap Value Fund)

Each of these Funds has a Special Equities investment program that allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are subject to each Fund's limit on illiquid securities (which is no more than 15% of a Fund's net assets). The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund (or the Board of Trustees, in the case of Calvert Large Cap Value Fund) identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk -- they are subject to liquidity, information and, if a debt investment, credit risk. A Fund's Special Equities are valued under the direction of the Fund's Board.

Pursuant to approval by each Fund's Board of Trustees/Directors, each Fund has retained Stephen Moody and Jean-Luc Park as consultants to provide investment research for the Special Equities Program.

Special Equities investments for Calvert Social Index Fund, Calvert Global Water Fund and Calvert Large Cap Value Fund will be limited to 1% of the respective Fund's assets if it commences the program. This is subject to Board discretion for Calvert Global Water Fund and Calvert Large Cap Value Fund.

Manager Discovery Program

(CSIF Balanced Portfolio)

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of CSIF Balanced Portfolio. The program allocates up to 5% of the Fund's assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of the equity portion of the Fund. The Manager Discovery Program seeks to bring a dynamic new perspective to the Fund, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds and all underlying funds in which the Asset Allocation Funds invest. Calvert provides the Funds and the underlying funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds and the underlying funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2009, Calvert was the investment advisor for ___ mutual fund portfolios and had approximately $___ billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The respective Fund's SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.

CSIF Balanced Portfolio

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Natalie A. Trunow handles the allocation of assets and Portfolio Managers for the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow

Senior Vice President, Chief Investment Officer -- Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Asset and Portfolio Manager Allocations

Fixed Income Investments of CSIF Balanced Portfolio

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb manages the day-to-day investment of the fixed-income investments of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager for fixed income investments

Equity Investments of CSIF Balanced Portfolio

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of the Fund since June 30, 2004.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman, CFA	New Amsterdam -- Ms. Clayman founded the firm in 1986.	Portfolio Manager
Nathaniel Paull, CFA	New Amsterdam -- Senior Portfolio Manager	Portfolio Manager

Profit Investment Management (Profit), 8401 Colesville Road, Suite 320, Silver Spring, Maryland 20910, has managed a portion of the equity assets of the Fund since October 2002. Profit is a part of Calvert's Manager Discovery Program.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eugene A. Profit	Mr. Profit has been President and CEO of Profit since 1996.	Portfolio Manager

CSIF Equity Portfolio

Atlanta Capital Management Company, LLC (Atlanta Capital), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed the assets of the Fund since September 1998.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England, CFA	2001-2004: Senior Portfolio Manager, Putnam Investments. 2004-Present: Portfolio Manager, Atlanta Capital. July 31, 2006: Became Portfolio Manager for this Fund.	Lead Portfolio Manager
William R. Hackney III, CFA	Atlanta Capital	Portfolio Manager
Paul J. Marshall, CFA	Director of Research, Atlanta Capital Mr. Marshall became a Portfolio Manager for this Fund in March 2009.	Portfolio Manager

Calvert Social Index Fund

World Asset Management, Inc. (World Asset), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. World Asset is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset has been in the index business since the mid-1970s and specializes in passive portfolio management techniques. It has managed the assets of the Fund since its inception in 2000.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Kevin K. Yousif	World Asset as Portfolio Manager.	Portfolio Manager
Eric R. Lessnau	December 2008-present: World Asset as Portfolio Manager. January-December 2008: World Asset as Portfolio Analyst. 2003-January 2008: Comerica Securities as Senior Analyst.	Portfolio Manager

CSIF Enhanced Equity Portfolio

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer, manages the day-to-day investment of assets of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow

Senior Vice President, Chief Investment Officer -- Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Portfolio Manager

Calvert Large Cap Growth Fund

Bridgeway Capital Management, Inc. (Bridgeway Capital), 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448, has managed the assets of the Fund (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994. The firm has been in business since 1993. The firm is controlled by John Montgomery and his family.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
John N.R. Montgomery	Mr. Montgomery founded Bridgeway Capital.	Portfolio Manager

Calvert Capital Accumulation Fund

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Fund since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam's Portfolio Managers for Calvert Capital Accumulation Fund. Please see the information presented above with respect to New Amsterdam's management of CSIF Balanced Portfolio regarding these Portfolio Managers' business experience during the last five years and role on the management team.

CWVF International Equity Fund

Acadian Asset Management LLC (Acadian), One Post Office Square, 20th Floor, Boston, MA 02109, has managed the assets of the Fund since March 2006. The firm has been in business since 1986 and focuses specifically on international equity management. The firm is a subsidiary of Old Mutual Asset Managers (US), LLC, which is an indirect wholly-owned subsidiary of Old Mutual plc, a UK-listed financial services company.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Raymond F. Mui	Senior Vice President and Portfolio Manager	Portfolio Manager
Brian K. Wolahan	Senior Vice President and Portfolio Manager	Portfolio Manager and Director of Alternative Strategies

Calvert International Opportunities Fund

F&C Management Limited (F&C), Exchange House, Primrose Street, London EC2A 2NY, United Kingdom, has managed the assets of the Fund since its inception in May 2007. F&C, a corporation organized under the laws of the United Kingdom, registered with the SEC as an investment advisor in 1991. F&C is a wholly owned subsidiary of F&C Asset Management plc, which was incorporated in 1868 in London with the launch of the world's first investment trust and today manages more than $200 billion in international and global equities, fixed income, property, socially responsible and alternative strategies.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Sophie Horsfall	2002-present: Portfolio Manager, F&C	Lead Portfolio Manager
Jeremy Tigue	2002-present: Head, F&C Global Equities Group; also Manager, Foreign & Colonial Investment Trust	Head of Global Equities
Terry Coles	September 2006-present: Fund Manager, Global Equities, F&C 2002-2006: Global Equities Fund Manager, Morgan Stanley	Alternate Portfolio Manager
Giles Money	2006-present: Fund Manager, Global Equities, F&C 2005-2006: Strategy team, F&C	Portfolio Manager

Calvert New Vision Small Cap Fund

Bridgeway Capital Management, Inc. (Bridgeway Capital), 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448, has managed the assets of the Fund since March 9, 2007.

John N.R. Montgomery is Bridgeway Capital's Portfolio Manager for the Fund. Please see the information presented above with respect to Bridgeway Capital's management of Calvert Large Cap Growth Fund regarding Bridgeway Capital's business and organization, and regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund

Channing Capital Management, LLC (Channing), 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed the assets of both Funds since their inception in October 2004.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eric T. McKissack, CFA	Portfolio Management, Channing (2003-Present)	Lead Portfolio Manager for Calvert Mid Cap Value Fund; Portfolio Manager for Calvert Small Cap Value Fund
Wendell E. Mackey, CFA	Portfolio Management, Channing (2003-Present)	Lead Portfolio Manager for Calvert Small Cap Value Fund; Portfolio Manager for Calvert Mid Cap Value Fund

Calvert Global Alternative Energy Fund and Calvert Global Water Fund

KBC Asset Management International Ltd. (KBC), Joshua Dawson House, Dawson Street, Dublin 2, Ireland, has managed the assets of both Funds since inception. KBC is wholly-owned by KBC Asset Management Limited, which is a wholly-owned subsidiary of KBC Asset Management N.V. KBC's ultimate parent is the KBC Group, a major financial service group with headquarters in Brussels, Belgium.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jens Peers	Lead Manager, KBC Financial Analyst, KBC	Portfolio Manager, Calvert Global Alternative Energy Fund and Calvert Global Water Fund
Treasa Ni Chonghaile	Equity Portfolio Management, KBC Performance & Risk Analyst, KBC	Portfolio Manager, Calvert Global Alternative Energy Fund
Craig Bonthron

Prior to KBC, Mr. Bonthron spent 4 years at Alliance Trust, he worked in the North American equity portfolio team, covering the Capital Goods, Retail, Leisure and Media sectors.

Prior to that, he spent 2 years working in Private Client Investment Management for Gerrard Ltd.

Mr. Bonthron is the lead analyst on the Calvert Global Water Fund and acts as back up portfolio manager to Mr. Peers.

Calvert Large Cap Value Fund

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James R. McGlynn, CFA

December 12, 2008-present: Lead Portfolio Manager of Calvert's large cap value team.

1999-2008: Managing Director -- Equities, and Portfolio Manager, Summit Investment Partners, Inc.

Mr. McGlynn has 28 years of experience in the investment industry.

Portfolio Manager
Yvonne M. Bishop, CFA

December 12, 2008-present: Assistant Portfolio Manager of Calvert's large cap value team.

2000-2008: Assistant Portfolio Manager for equity accounts, Summit Investment Partners, Inc.

Ms. Bishop has 18 years of experience in the investment industry.

Assistant Portfolio Manager

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund

Calvert Asset Management Company, Inc.

See "About Calvert" above.

The Calvert Asset Allocation Committee (the "Allocation Committee") manages the Asset Allocation Funds. Natalie A. Trunow is the head of the Allocation Committee. She is Senior Vice President, Chief Investment Officer -- Equities, Calvert, and oversees investment strategy and management of all Calvert balanced, equity and asset allocation portfolios. Ms. Trunow joined Calvert as Head, Equities, in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management. The Asset Allocation Funds' SAI provides additional information about Ms. Trunow's management of other accounts, compensation and ownership of securities in each Asset Allocation Fund.

________________________________________

Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor, if any (that is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the respective Fund's SAI for further details.

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to Calvert for performing investment advisory services. Calvert, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds. For the most recent fiscal year, each Asset Allocation Fund paid an administrative fee of 0.15% of the Fund's average daily net assets to Calvert Administrative Services Company, an affiliate of the Advisor.

Fund	Advisory Fee
CSIF Balanced Portfolio	____%
CSIF Equity Portfolio	____%
Calvert Social Index Fund	____%
CSIF Enhanced Equity Portfolio	___% 1
Calvert Large Cap Growth Fund	___% 2
Calvert Capital Accumulation Fund	____%
CWVF International Equity Fund	___% 3
Calvert International Opportunities Fund	____%
Calvert New Vision Small Cap Fund	____%
Calvert Small Cap Value Fund	____%
Calvert Mid Cap Value Fund	____%
Calvert Global Alternative Energy Fund	____%
Calvert Global Water Fund	____%
Calvert Large Cap Value Fund	____% 4

  Contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% in advisory fees. The Fund was subadvised by SSgA Funds Management, Inc. from its April 1998 inception through June 1, 2009 and has been managed by Calvert since June 2, 2009.
  This includes a 0.45% subadvisory fee the Fund paid directly to the Subadvisor. The subadvisory fee is 0.45% on the first $1 billion of the Fund's average daily net assets and 0.425% on the Fund's average daily net assets in excess of $1 billion. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance of the Fund's Class I shares exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the NYSE was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period.
  The contractual advisory fee is 0.75% on the first $250 million, 0.725% on the next $250 million and 0.675% over $500 million; the Advisor waived 0.02% in advisory fees.
  The contractual advisory fee is 0.65% of the Fund's average daily net assets.

________________________________________

A discussion regarding the basis for the approval by the Funds' Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

CONSULTING FEES

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Ibbotson Associates, a wholly-owned subsidiary of Morningstar, Inc., serves as an asset allocation consultant and provides guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Ibbotson reviews portfolio allocations on a quarterly basis and reports results and recommendations to the Calvert Asset Allocation Committee. Each Asset Allocation Fund pays Ibbotson an annual fee of 0.05% of the Fund's average daily net assets as compensation for such consulting services. Ibbotson Associates is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert's client services department at 800-368-2748.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

                First, decide which fund or funds best suits your needs and your goals.

                Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts. Minimum investments are lower for the retirement plans.

                Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

    the amount you wish to invest;
    the length of time you plan to keep the investment;
    the Class expenses; and
    whether you qualify for any reduction or waiver of sales charges.

Each investor's financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

The following chart lists the different Classes of shares offered by each Fund and the Classes offered by the Fund in this prospectus. Class I ($1 million minimum) for certain Funds is offered in a separate prospectus. Calvert Distributors, Inc. ("CDI") is the Funds' distributor.

Fund	Classes Offered by Fund	Classes of Fund Offered in this Prospectus
CSIF Equity Portfolio Calvert Large Cap Growth Fund CWVF International Equity Fund	Five classes (Class A, B, C, I and Y)	Class A, B, C and Y
CSIF Balanced Portfolio CSIF Enhanced Equity Portfolio Calvert Social Index Fund Calvert New Vision Small Cap Fund Calvert Capital Accumulation Fund	Four classes (Class A, B, C and I)	Class A, B and C
Calvert International Opportunities Fund	Four classes (Class A, C, I and Y)	Class A, C and Y
Calvert Small Cap Value Fund Calvert Mid Cap Value Fund Calvert Global Alternative Energy Fund Calvert Moderate Allocation Fund Calvert Aggressive Allocation Fund	Three classes (Class A, C and I)	Class A and C
Calvert Global Water Fund Calvert Large Cap Value Fund	Three classes (Class A, C and Y)	Class A, C and Y
Calvert Conservative Allocation Fund	Two classes (Class A and C)	Class A and C

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge
Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See "Contingent Deferred Sales Charge" below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid).
Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.50%.
Other	Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.
Class B Shares: Deferred Sales Charge for Six Years
Investor Type	For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the contingent deferred sales charge no longer applies.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell your shares within 6 years, you will pay a deferred sales charge of 5.00% or less on shares you sell.
Distribution and/or Service Fees	Class B shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this class are higher than Class A because of the higher 12b-1 fee. Your shares will automatically convert to Class A shares after 8 years, reducing your future annual expenses.
Class C Shares: Deferred Sales Charge for One Year
Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within 1 year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	Class C shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.
Class Y Shares: No Sales Charge
Investor Type

Generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI, the Funds' distributor, to offer Class Y shares to their clients.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.
Other	Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.

Once the total balance of your existing Class B holdings of Calvert Funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B; at that time you will qualify for Class A sales load breakpoints/discount.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A

(All Funds)

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in CSIF Balanced Portfolio, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

* This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

** Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder's fee has been paid by CDI are subject to a one-year CDSC of 0.80%. See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges" in this Prospectus.

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See "Reduced Sales Charges" in this Prospectus.

Class B

(CSIF Balanced Portfolio, CSIF Equity Portfolio,* Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, CWVF International Equity Fund and Calvert New Vision Small Cap Fund)

If you choose Class B, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first 6 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase. Keep in mind that the longer you hold Class B shares, the less you will have to pay in deferred sales charges. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Time Since Purchase	CDSC
1st year	5%
2nd year	4%
3rd year	4%
4th year	3%
5th year	2%
6th year	1%
After 6 years	None

* The following schedule applies to Class B shareholders of CSIF Equity Portfolio who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Portfolio Class B shares three years ago, and your investment is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code of 1986, as amended ("Code").
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
  A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.
  If the selling broker/dealer has an agreement with CDI, the Funds' distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers" below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class B shares may not always present the most cost efficient option to shareholders in comparison with Class A shares. Consider the classes of shares carefully to determine which Class is most suitable for you.

Class C

(All Funds)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers," below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class Y

(CSIF Equity Portfolio, Calvert Large Cap Growth Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Water Fund and Calvert Large Cap Value Fund)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI to offer Class Y shares to their clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

______________________________________

*                A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

                 1. has been in existence for more than six months, and

                 2. has a purpose other than acquiring shares at a discount, and

                 3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CDI will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase:

    Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or
    the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate of CDI will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is:

    a District of Columbia resident, or
    a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

  current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of "family group" under "Reduced Sales Charges," above);
  directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and family members of the subadvisor, or broker/dealer;
  purchases made through a registered investment advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution, and purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by:

(a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services;

(b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or

(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

Established Accounts

You may purchase shares of CSIF Balanced Portfolio at net asset value if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value ("NAV")

Except for money market funds, if you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.

Reinstatement Privilege (Class A and Class B)

Subject to the Funds' market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. Within 90 days after redemption of Class B shares, you may reinvest in Class A of the Fund at NAV, if a CDSC was paid. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the respective Fund's SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see "Service Fees and Arrangements with Broker/Dealers" in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund's Board of Trustees/Directors. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid
	Class A	Class B	Class C
CSIF Balanced Portfolio	0.35%/0.24%	1.00%/1.00%*	1.00%/1.00%*
CSIF Equity Portfolio	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
CSIF Enhanced Equity Portfolio	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Large Cap Growth Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Capital Accumulation Fund	0.35%/0.35%	1.00%/1.00%*	1.00%/1.00%*
CWVF International Equity Fund	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert International Opportunities Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert New Vision Small Cap Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Small Cap Value Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Mid Cap Value Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Global Alternative Energy Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Global Water Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Large Cap Value Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Conservative Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Moderate Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Aggressive Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*

* For Classes B and C, 0.75% of the Fund's average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CDI, each Fund's distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C), when you purchase shares of non-money market funds (except with respect to Class Y). CDI also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CDI to broker/dealers, which differ depending on the Class.

Maximum Commission/Service Fees
	Class A*	Class B**	Class C***
CSIF Balanced Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Equity Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Enhanced Equity Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Large Cap Growth Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Capital Accumulation Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CWVF International Equity Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert International Opportunities Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert New Vision Small Cap Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Small Cap Value Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Mid Cap Value Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Global Alternative Energy Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Global Water Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Large Cap Value Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Conservative Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Moderate Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Aggressive Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%

* Class A service fees begin to accrue in the first month after purchase.

** Class B service fee begins to accrue in the 13th month after purchase.

*** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

If the selling broker/dealer has an agreement with CDI to sell Class B and Class C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CDI may reallow to broker/dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI may recoup the difference in the finder's fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account (Class A, B and C Shares)

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert's client services department at 800-368-2748.

Please see the respective Fund Summary above with respect to the minimum investment amount to open an account and the minimum amount for additional investments. The Funds may charge a $2 service fee on additional purchases of less than $250.

For purchases, please mail your check to the applicable address listed in the Fund Summary.

How to Open an Account (Class Y Shares)

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI, the Funds' distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CDI.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CDI will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Please see the respective Fund Summary with respect to the minimum investment amount to open an account and the minimum amount for additional investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bankwire, National Securities Clearing Corporation ("NSCC"), as stated in the respective Fund Summary.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Boards of Directors of CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund have retained a third-party fair value pricing service, pursuant to the respective Fund's valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund's official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund's service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider's proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order" below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund's behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with electronic funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, B and C Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests (Class A, B and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund/Class and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions (Class A, B and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations (Class A, B and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, B and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy" below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees/Directors.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a "qualified default investment alternative" in a retirement plan account in accordance with the requirements of Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations promulgated under that Act (CSIF Balanced Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund only).
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website (Class A, B and C Shares)
For 24 hour performance and account information visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A, B and C Shares)

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A, B and C Shares)

You may purchase or sell shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, B and C Shares)

You may purchase, redeem, or exchange shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A, B and C shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under "How to Sell Shares - Redemption Fee" in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees/Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

  does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $1,000 per class (Calvert Large Cap Growth Fund) or $5,000 per class for regular accounts/$1,000 per class for IRA accounts (CSIF Enhanced Equity Portfolio and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class for CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund and Calvert Social Index Fund).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
CSIF Balanced Portfolio	Paid quarterly
Calvert Conservative Allocation Fund	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly
Calvert Aggressive Allocation Fund	Paid quarterly
Calvert Large Cap Growth Fund	Paid annually
Calvert Capital Accumulation Fund	Paid annually
CWVF International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert New Vision Small Cap Fund	Paid annually
Calvert Small Cap Value Fund	Paid annually
Calvert Mid Cap Value Fund	Paid annually
Calvert Global Alternative Energy Fund	Paid annually
Calvert Global Water Fund	Paid annually
Calvert Large Cap Value Fund	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For CSIF Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund or Calvert Global Water Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

DESCRIPTION OF UNDERLYING FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. Calvert is the investment advisor for all of the underlying funds.

UNDERLYING CALVERT EQUITY FUNDS

All underlying Calvert equity funds are offered in this Prospectus. The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds are described in the respective Fund Summaries in this Prospectus. For additional information on the underlying equity funds' investment strategies and risks, see "More Information on Investment Strategies and Risks" in this Prospectus. Additional investment practices are described in the SAI of each of the underlying Calvert equity funds.

UNDERLYING CALVERT FIXED-INCOME AND MONEY MARKET FUNDS

Two additional underlying Calvert funds (Calvert Social Investment Fund Bond Portfolio and Calvert Social Investment Fund Money Market Portfolio) are offered in a separate Calvert prospectus. The investment objectives, principal investment strategies and principal risks of these two underlying funds are described below. This description is not an offer of these underlying funds' shares. For additional information on the investment strategies and risks of these two underlying funds, please see Calvert's fixed-income prospectus dated January 31, 2010 (Class A, B, C and Y). Additional investment practices are described in the Calvert Social Investment Fund SAI dated January 31, 2010 that includes these two underlying funds. The prospectus and SAI for Calvert Social Investment Fund Bond Portfolio and Calvert Social Investment Fund Money Market Portfolio are available on Calvert's website at www.calvert.com.

Calvert Fixed-Income Fund

Calvert Social Investment Fund Bond Portfolio

Investment Objective

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may decline.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated security risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Calvert Money Market Fund

Calvert Social Investment Fund Money Market Portfolio

Investment Objective

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

UNDERLYING CALVERT EQUITY FUNDS

Please see "About Sustainable and Socially Responsible Investing" in this Prospectus with respect to the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert equity funds.

UNDERLYING CALVERT FIXED-INCOME AND MONEY MARKET FUNDS

The following describes the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert fixed-income and money market funds.

CALVERT SIGNATURE STRATEGIESTM

(CSIF Bond Portfolio and CSIF Money Market Portfolio)

Investment Selection Process

In seeking a Fund's investment objective, Investments are first selected for financial soundness and then evaluated according to that Fund's sustainable and socially responsible investment criteria. Only companies that meet all of the Fund's environment, social, and governance ("ESG") criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities for Calvert's sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed income market. Unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment objective and its sustainable and socially responsible investment criteria.

CSIF Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund's longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

CSIF Bond Portfolio and CSIF Money Market Portfolio

The Funds seek to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization ("ILO") core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Manufacture tobacco products.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the CSIF Portfolios invest primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Shareholder Advocacy and Corporate Responsibility

As each Fund's Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature StrategiesTM)

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, CSIF Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert -- High Social Impact Investments.

High Social Impact Investments

(CSIF Bond Portfolio)

High Social Impact Investments is a program that targets up to 1% of the Fund's assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund's sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund's High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund's Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund's Board and under the ultimate supervision of the Board. See "How Shares Are Priced" in this Prospectus. The Fund's High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

[INSERT FINANCIAL HIGHLIGHTS FOR:]

CSIF Balanced Portfolio
CSIF Equity Portfolio
Calvert Social Index Fund
CSIF Enhanced Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Capital Accumulation Fund
Calvert World Values International Equity Fund
Calvert International Opportunities Fund
Calvert New Vision Small Cap Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

[ADD FINANCIAL HIGHLIGHTS FOR:]

Calvert Global Alternative Energy Fund
Calvert Global Water Fund
Calvert Large Cap Value Fund
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

CALVERT FAMILY OF FUNDS

Calvert offers a broad range of more than 50 mutual funds to meet your investment needs. Our funds involve differing levels of risk, based on the fund's objective and strategies, and investment may involve loss of principal. This chart illustrates a selection of mutual funds in our family along a risk/return spectrum; funds with more aggressive objectives and strategies as determined by the Advisor and as stated in the applicable prospectus are listed at the top.

Category	Funds
Sector Funds	Global Alternative Energy ● Global Water ●
Small to Mid-Cap Equity Funds	New Vision Small Cap ■ Small Cap Value ■ International Opportunities ■ Capital Accumulation ■ Mid Cap Value ■
Large-Cap Equity Funds	World Values International Equity ■ Large Cap Growth ■ Social Index Fund ■ CSIF Equity ■ CSIF Enhanced Equity ■ Large Cap Value ▲
Balanced and Asset Allocation Funds	Aggressive Allocation ■ ● Moderate Allocation ■ ● CSIF Balanced ■ Conservative Allocation ■ ●
Bond Funds	High Yield Bond Long-Term Income Income CSIF Bond ■ Tax-Free Bond Short Duration Income Government Short-Term Government Ultra-Short Income
Money Market Funds	CSIF Money Market ■ CTFR Money Market First Government Money Market

Higher Risk/Reward Potential

Lower Risk/Reward Potential

Calvert SRI Approach: ■ Signature ● Solution ▲ SAGE™

SRI is the acronym for Sustainable and Responsible Investing.

#8625

(Not part of the Prospectus)

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this prospectus by reference.

Each Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert's website at the following Internet address:
www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (CSIF Balanced Portfolio, CSIF Equity Portfolio, CSIF Enhanced Equity Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

No. 811- 06563 Calvert World Values Fund, Inc. (CWVF International Equity Fund, Calvert Capital Accumulation Fund and Calvert International Opportunities Fund)

No. 811- 3416 The Calvert Fund (Calvert New Vision Small Cap Fund)

No. 811-09877 Calvert Social Index Series, Inc. (Calvert Social Index Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund)

No.: 811-10045 (Calvert Impact Fund, Inc.: Calvert Global Alternative Energy Fund and Calvert Global Water Fund)

No. 811-22212 (Calvert SAGE Fund: Calvert Large Cap Value Fund)

Printed on recycled paper using soy inks


Calvert SAGE Strategies™ Sustainable and Socially Responsible Equity Funds	Logo: Calvert Investments™ A UNIFI Company

CALVERT SAGE FUND
Calvert Large Cap Value Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814

STATEMENT OF ADDITIONAL INFORMATION

January 31, 2010

Class (Ticker)
A (CLVAX)	C (CLVCX)	Y (CLVYX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Fund's Prospectus dated January 31, 2010. The Fund's audited financial statements included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. The Fund's Prospectus and most recent shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund at 800-368-2745, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	2
Additional Risk Disclosure	9
Investment Restrictions	10
Dividends, Distributions, and Taxes	11
Net Asset Value	12
Calculation of Total Return	12
Purchase and Redemption of Shares	14
Trustees and Officers	14
Investment Advisor	19
Portfolio Manager Disclosure	19
Administrative Services Agent	21
Method of Distribution	21
Transfer and Shareholder Servicing Agents	23
Portfolio Transactions	24
Portfolio Holdings Disclosure	25
Personal Securities Transactions	27
Proxy Voting Disclosure	28
Process for Delivering Shareholder Communications to the Board of Trustees	28
Independent Registered Public Accounting Firm and Custodian	28
General Information	28
Control Persons and Principal Holders of Securities	29
Fund Service Providers	31
Appendix A -- Proxy Voting Guidelines
Appendix B -- Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

Large-Cap Issuers

Investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small and mid-cap companies, large cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technology, and may offer less potential for long-term capital appreciation.

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly on foreign markets, or those represented by American Depositary Receipts ("ADRs") and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts ("GDRs"). ADRs are United States ("U.S.") dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve increased currency risk since they may not be U.S. dollar-denominated.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

U. S. Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Small-Cap Issuers

The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

The small-cap issuers in which the Fund invests may include some micro-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Micro-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

Mid-Cap Issuers

The securities of mid-cap issuers often have greater price volatility, lower trading volume, and less liquidity than the securities of larger, more established companies. Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

Emerging Market Securities

Investing in emerging markets and in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. The Fund defines an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") (Standard) Index. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy or political instability. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Forward Foreign Currency Contracts

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, the Fund may have exposure to a particular foreign currency from the Fund's portfolio securities and the Advisor may anticipate a substantial decline in the value of that currency against the U.S. dollar. The precise matching of the forward foreign currency contract amounts and the value of the portfolio's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Temporary Defensive Positions

For temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Fund's investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

The Fund may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

Repurchase Agreements

The Fund may invest up to 10% of its net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes. Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

The Fund may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Fund will maintain, in a segregated custodial account, an amount of cash, U.S. Government securities, or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees.

High Social Impact Investments

The High Social Impact Investments program targets a percentage of the Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These investments may be either debt or equity investments and are illiquid. High Social Impact debt investments are unrated and are deemed by the Advisor to be the equivalent of non-investment grade debt securities - that is, lower quality debt securities (generally those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.) Rather than earning a higher rate, as would be expected to compensate for the higher risk (i.e., lower credit quality), they earn a rate of return that is lower than the then-prevailing market rate. There is no secondary market for these securities.

The Fund may make its High Social Impact Investments through direct investments, or through intermediaries, such as through the purchase of notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from the Fund and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Special Equities Investments

The Special Equities program allows the Fund to promote especially promising approaches to sustainable and responsible investment goals through privately placed investments. As stated in the Prospectus, the Board of Trustees identifies, evaluates and selects Special Equities investments.

The Fund has retained two independent consultants to provide investment research and other research-related services with respect to the Special Equities program. The Fund has not yet begun investing in this program.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to perpetual. However, most warrants have expiration dates after which they are worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Exchange-Traded Funds ("ETFs")

ETFs are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  Although there can be no guarantee that an ETF's intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

The Fund may purchase shares of ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's benchmark. For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Advisor decides to make other permissible investments. Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to lessen the exposure to the market. The threshold responsibility standards of the Fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF. Accordingly, the Fund could have indirect exposure to a company that does not meet the Fund's threshold responsibility standards and that could therefore not be purchased directly by the Fund. ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable threshold responsibility standards, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the Fund and (iii) will be used principally to help reduce deviations from the Fund's benchmark.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their net asset value, and because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Fund. Therefore, the Fund's purchase of an ETF results in the layering of expenses, such that Fund shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

Illiquid Securities

The Fund may not purchase illiquid securities if 15% or more of the value of its net assets would be invested in such securities. The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the securities, and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the Securities Act. If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities. The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board.

Derivatives

The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. The Fund can use these practices either as substitution for alternative permissible investments or as protection against an adverse move in the Fund's portfolio securities. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

The Fund may purchase put and call options and write covered call options and secured put options on securities which meet the Fund's threshold responsibility standards, and may employ a variety of option combination strategies. The Fund may also engage in the purchase and sale of futures contracts, foreign currency futures contracts and interest rate futures contracts. In addition, the Fund may write covered call options and secured put options on such futures contracts. The Fund's use of options and futures is described more fully below.

The Fund may engage in such transactions only for hedging purposes, including hedging of the Fund's cash position. It may not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may only be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option's time value, and the difference between the then-prevailing price of the underlying security and the option's exercise price. This difference, known as the option's intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time. If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss. Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option. Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.

Purchasing Options. The Fund will pay a premium (plus any commission) to purchase an option. The premium reflects the total of the option's time value and intrinsic value. The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options. The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases. However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option. Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. The Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which the Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs. The Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

Put Options. The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases. However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option. Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. The Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options. The Fund may write certain types of options. Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium. The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium. Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless). Accordingly, the Fund may only write covered call options and secured put options, which mitigate these substantial risks. A call option is deemed "covered" if the Fund owns the security. A put option is deemed "secured" if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

Call Options.   In writing a call option on a security the Fund will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security. However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund's ability to benefit from an increase in the price of the security above the exercise price.

The Fund may write covered call options on securities. This means that so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. The Fund's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When the Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.  In writing a put option on a security the Fund will receive the option premium (less any commission), which effectively reduces the Fund's acquisition cost for that security.  If it is contemplating an investment in a security but is uncertain about its near-term price trajectory, the Fund could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price). Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

The Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets. When the Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Exchange-Traded Options. The Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the Fund's threshold responsibility standards and on foreign currencies. Options exchanges may provide liquidity in the secondary market. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the Fund's liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under "Purchasing Options" and "Writing Options" is applicable to exchange-traded options.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

The Fund can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Futures contracts are designed by boards of trade which are designated "contracts markets" by the Community Futures Trading Commission ("CFTC"). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.    The Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  The Fund may also enter into closing transactions with respect to such options to terminate an existing position.

The Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

The Fund can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Fund intends to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Fund from closing a futures position or an option on a futures contract, which could require the Fund to make daily margin payments in the event of adverse price movements. If the Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the Fund's threshold responsibility standards, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Charitable Contributions

On occasion, the Fund may make de minimis charitable contributions to groups intended to further the Fund's sustainable and responsible investment purpose, including but not limited to educating investors about sustainable and responsible investing.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

Since 2008 the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

This instability in the financial markets has led the U.S. government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Fund, except as otherwise indicated below, has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

(4) The Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

(5) The Fund may not invest directly in commodities or real estate, although the Fund may invest in financial futures, and the Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

(6) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission ("SEC") staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

The Fund may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law the Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

Nonfundamental Investment Restrictions

The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Under normal circumstances, the Fund will invest at least 80% of its net assets in large-cap companies.

(2) The Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.

(3) The Fund may not make short sales of securities or maintain a short position if such sales or positions exceed 20% of total assets under management.

(4) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(5) The Fund may not invest in options or futures on individual commodities if the aggregate initial margins and premiums required to establish such positions exceed 2% of the Fund's net assets.

(6) The Fund may not invest more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the NYSE Alternext (formerly AMEX)).

(7) The Fund may not purchase illiquid securities if 15% or more of the value of the Fund's net assets would be invested in such securities.

(8) The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(9) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(10) The Fund may not purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 25% of the value of the Fund's net assets.

(11) The Fund may not purchase or retain securities issued by investment companies for the purpose of exercising control.

(12) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.

Note that with respect to the investment restriction on short sales, the Fund has no current intention of making short sales or maintaining short positions.

Except for the liquidity and borrowing restrictions, any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.

Capital loss carryforwards as of 9/30/09 were as follows: $___.

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Fund is required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert. In addition, for individual investors who meet certain holding period requirements, some dividends may be identified as "qualified dividend income" and be eligible for the reduced federal tax rate.

NET ASSET VALUE

The public offering price of the shares of the Fund is the net asset value ("NAV") per share (plus, for Class A shares, the applicable sales charge). The NAV fluctuates based on the respective market values of the Fund's investments. The NAV per share of the Fund is determined every business day as of the close of the regular session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time). The Fund does not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's NAV per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. In calculating NAV, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as "trade date plus one" or "T + 1 accounting". Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

Below is a specimen price-make-up sheet showing how the Fund calculates the total offering price per share.

Net Asset Value and Offering Price per Share, as of September 30, 2009
Class A net asset value per share
($_________/_________ shares)	$____
Maximum sales charge, Class A
(4.75% of offering price)	$____
Offering price per share, Class A	$____

Class C net asset value and offering price per share
($_________/_________ shares)	$____

Class Y net asset value and offering price per share
($_________/_________ shares)	$____

CALCULATION OF TOTAL RETURN

The Fund may advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in NAV, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of return "without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

In the table below, after-tax returns are shown only for Class A shares. In addition, the standardized total return for Class A and Class Y shares is "linked" to the total return of Class A and Class I shares respectively of the Fund's predecessor, the Everest Fund of Summit Mutual Funds, Inc.

Returns for the Fund's shares for the periods indicated are as follows:

Before Taxes
Periods Ended	Class A*		Class C		Class Y*
September 30, 2009	Total Return		Total Return		Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One Year	____%	____%	____%	____%	____%
Five Years	____%	____%	N/A	N/A	____%
Ten Years	N/A	N/A	N/A	N/A	N/A
From Inception**	____%	____%	____%	____%	____%

* Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares respectively, of Calvert Large Cap Value Fund, which commenced operations on 12/12/08. The performance results prior to 12/12/08 for Class A shares of Calvert Large Cap Value Fund reflect the performance of Class A of the Everest Fund since its inception on 12/29/99. The performance results prior to 12/12/08 for Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class I of the Everest Fund since its inception on 12/29/99.

After Taxes on Distributions
Periods Ended	Class A
September 30, 2009	Total Return
With Maximum Load
One Year	____%
Five Years	____%
Ten Years	N/A
From inception**	____%

After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2009	Total Return
With Maximum Load
One Year	____%
Five Years	____%
Ten Years	N/A
From inception**	____%
**	Inception Dates:
Class A

December 12, 2008 is the actual inception date. For the period prior to December 12, 2008, Class A investment performance, including "from inception" performance, is "linked" to the predecessor fund's Class A inception date of December 29, 1999, as stated above.

	Class C	December 12, 2008
Class Y

December 12, 2008 is the actual inception date. For the period prior to December 12, 2008, Class Y investment performance, including "from inception" performance, is "linked" to the predecessor fund's Class I inception date of December 29, 1999, as stated above.

Total return, like net asset value per share, fluctuates in response to changes in market conditions. Total return for any particular time period should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

The Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

The Fund has no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

The Fund has filed a notice of election under Rule 18f-1 with the SEC. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

See the Prospectus for additional details on purchases and redemptions.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Trustees. Independent Trustees refers to Trustees who are not "interested persons" as that term is defined in the 1940 Act and the rules thereunder.

Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT TRUSTEES
CARI M. DOMINGUEZ AGE: 59	Trustee	2008	Former Chair of the U.S. Equal Employment Opportunity Commission.	1	Manpower, Inc.
ALICE GRESHAM AGE: 58	Trustee	2008	Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools.	28	Council on Legal Education Opportunity North Country School
M. CHARITO KRUVANT AGE: 63	Trustee	2008	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	41	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
CYNTHIA MILLIGAN AGE: 62	Trustee	2008	Dean, College of Business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions.	28	Wells Fargo Company- NYSE Gallup, Inc. W.K. Kellogg Foundation Raven Industries - NASDAQ Colonial Williamsburg Foundation (Non-Profit) Prison Fellowship Ministries (Non-Profit)
ARTHUR J. PUGH AGE: 71	Trustee	2008	Retired executive.	41	Acacia Federal Savings Bank
INTERESTED TRUSTEE
BARBARA J. KRUMSIEK * AGE: 56	Trustee, Chair & President	2008	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	58	Calvert Social Investment Foundation Pepco Holdings, Inc. Acacia Life Insurance Company (Chair) UNIFI Mutual Holding Company Ameritas Holding Company
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
OFFICERS
KAREN BECKER Age: 56	Chief Compliance Officer	2008	Chief Compliance Officer for the Calvert Funds. Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.
SUSAN WALKER BENDER, Esq. AGE: 50	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
JENNIFER S. BERG Age: 35	Assistant Fund Controller	2009	Fund Administration Manager of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. AGE: 40	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, Inc.
TRACI L. GOLDT AGE: 35	Assistant Secretary	2008	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY G. HABEEB AGE: 58	Vice President	2008	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 44	Assistant Treasurer	2008	Tax Compliance Manager of Calvert Group, Ltd.
LANCELOT A. KING, Esq. AGE: 38	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 52	Assistant Secretary	2008	Assistant Secretary and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 46	Assistant Vice President & Assistant Secretary	2008

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment adviser.

JANE B. MAXWELL Esq. AGE: 56	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K. NIEBLER, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton LLP.
CATHERINE P. ROY AGE: 52	Vice President	2008

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 61	Vice President & Secretary	2008	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
NATALIE TRUNOW AGE: 41	Vice President	2008

Senior Vice President of Calvert Asset Management Company, Inc., Head of Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

RONALD M. WOLFSHEIMER, CPA AGE: 56	Treasurer	2008	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd.
MICHAEL V. YUHAS JR., CPA AGE: 47	Fund Controller	2008	Vice President of Fund Administration of Calvert Group, Ltd.

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and certain affiliates.

The address of the Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814. The Trustees and Officers as a group own less than 1% of any class of the Fund's outstanding shares.

The Board of Trustees has the following standing Committees:

    Governance Committee - Addresses matters of fund governance, including policies on Trustee compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of each Board also include those of a Nominating Committee, e.g., initiation and consideration of nominations for the appointment or election of independent Trustees of the Board. These matters were addressed in meetings held ___ times in the past fiscal year.* The members of this Committee are Mses. Dominguez, Gresham, Kruvant and Milligan, and Mr. Pugh.

    Audit Committee - Approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. This Committee met ___ times in the past fiscal year.* The members of this Committee are Mses. Dominguez, Gresham, Kruvant and Milligan, and Mr. Pugh.

* From commencement of operations on 12/12/08 through 9/30/09.

The Board of Trustees of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for the Fund, in connection with the Board's annual consideration of the renewal of the Fund's investment advisory and underwriting agreements, as required by section 15(c) of the 1940 Act.

The Trustees owned shares in the Fund and in all other Calvert Funds for which they serve on the applicable Board of Trustees/Directors, in the following amounts as of December 31, 2009:

Name of Trustee	Dollar Range of Equity Securities In the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee in Calvert Family of Funds
Independent Trustees
Cari M. Dominguez	$_______	$_______
Alice Gresham	$_______	$_______
M. Charito Kruvant	$_______	$_______
Cynthia Milligan	$_______	$_______
Arthur J. Pugh	$_______	$_______
Interested Trustee
Barbara J. Krumsiek	$_______	$_______

Trustees not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Trustees' Deferred Compensation Plan. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Trustee Compensation Table

Calvert SAGE Fund

The following table (unaudited numbers) sets forth information describing the compensation of each Trustee for his/her services to the Fund for the Fund's most recent fiscal year ended September 30, 2009 (from commencement of operations on 12/12/08 through 9/30/09) and to all of the portfolios in the Fund Complex.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund's Expenses	Total Compensation From Fund and Fund Complex Paid to Trustee***
Cari M. Dominguez (Trustee)	$______	$______	$______
Alice Gresham (Trustee)	$______	$______	$______
M. Charito Kruvant ** (Trustee)	$______	$______	$______
Cynthia Milligan ** (Trustee)	$______	$______	$______
Arthur J. Pugh ** (Trustee)	$______	$______	$______
Barbara J. Krumsiek* (Trustee, Chair & President)	$______	$______	$______

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and certain affiliates.

**Mses. Kruvant and Milligan and Mr. Pugh have chosen to defer a portion of their compensation. As of September 30, 2009, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $_________, $_________ and $_________, for each of them, respectively.

***As of September 30, 2009, the Fund Complex consisted of fifty-four (54) Funds.

INVESTMENT ADVISOR

The Fund's Investment Advisor is Calvert Asset Management Company, Inc. ("Calvert" or the "Advisor"), a subsidiary of Calvert Group Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Fund, the Advisor provides investment advice to the Fund and oversees the day-to-day operations, subject to the supervision and direction of the Board of Trustees. The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates. The Fund pays all its other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the Prospectus under "More Information on Fees and Expenses", the Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce Fund expenses. Where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Trustees periodically reviews and evaluates the expense offset arrangement.

Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.65% of Large Cap Value's average daily net assets. The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse the Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees or reimburse expenses of the Fund, except as noted in the Fund's Prospectus. Advisory fees are allocated among classes as a Fund-level expense based on net assets.

The following chart shows the Investment Advisory fees paid to the Advisor for the past three fiscal years:

2007	2008	2009
N/A	N/A	$_________*

* From commencement of operations on 12/12/08 through 9/30/09.

PORTFOLIO MANAGER DISCLOSURE

Additional information about the Fund's Portfolio Managers, identified in the Prospectus of the Fund, is provided below.

A. Other Accounts Managed by Portfolio Managers of the Fund

The following Portfolio Managers of the Fund are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

Calvert:
James R. McGlynn
Accounts Managed other than Large Cap Value as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	___	___	___
Total Assets in Other Accounts Managed	$___	$___	$___
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	___	___	___
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$___	$___	$___

Calvert:
Yvonne M. Bishop
Accounts Managed other than Large Cap Value as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	___	___	___
Total Assets in Other Accounts Managed	$___	$___	$___
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	___	___	___
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$___	$___	$___

B. Potential Conflicts of Interest in Managing the Fund and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of the Fund's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Fund" above.

Calvert:
James R. McGlynn and Yvonne M. Bishop

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The portfolio management team members are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. The Fund relies on an equitable allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C. Compensation of Portfolio Managers of the Fund

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from the Fund, the Advisor of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Fund" above.

Calvert:
James R. McGlynn and Yvonne M. Bishop
Compensation with Respect to Management of Large Cap Value and Other Accounts as of September 30, 2009
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Fund assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D. Securities Ownership of Portfolio Managers of the Fund

With respect to each Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of September 30, 2009 in the Fund managed by that individual. The securities were valued as of September 30, 2009. (Specified ranges: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Large Cap Value	Calvert	James R. McGlynn
Yvonne M. Bishop

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative fee payable monthly of 0.20% of the Fund's average daily net assets.

The following chart shows the administrative fees paid to CASC by the Fund for the past three fiscal years:

2007	2008	2009
N/A	N/A	$________*

* From commencement of operations on 12/12/08 through 9/30/09.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted Distribution Plans (the "Plans"), which permit the Fund to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.50% of Large Cap Value's Class A average daily net assets. Expenses under the Fund's Class C Plan may not exceed, on an annual basis, 1.00% of the Fund's Class C average daily net assets. Class Y has no Plan. The Class A Plan reimburses CDI only for expenses it incurs, while the Class C Plan compensates CDI at a set rate regardless of CDI's expenses. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons.

The Fund's Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such independent Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the independent Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of the Fund. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the independent Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.

As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of December 31, 2009, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms:______________________________________________________________. Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. The Advisor does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

The Fund has entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund's classes. These fees are paid pursuant to the Fund's Plan.

Total Plan Expenses paid to CDI by the Fund for the fiscal year ended September 30, 2009* were $__________ for Class A and $__________ for Class C. For the fiscal year ended September 30, 2009*, the Fund's Plan expenses for Classes A and C were spent for the following purposes:
	Class A	Class C
Compensation to broker/dealers	$_______	$_______
Compensation to sales personnel	$_______	$_______
Advertising	$_______	$_______
Printing and mailing of prospectuses to other than current shareholders	$_______	$_______
Compensation to underwriters	$_______	$_______
Interest, financing charges	$_______	$_______
Other: sales & marketing expenses including salaries, conference, trade show & seminar expenses, market research & other marketing support expenses	$_______	$_______

*From commencement of operations on 12/12/08 through 9/30/09.

Class A shares of the Fund are offered at net asset value plus a front-end sales charge as follows:
Amount of Investment	As a % of Offering Price	As a % of net amount Invested	Allowed to Brokers as a % of offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%*

* Purchases of the Fund's Class A shares at NAV for accounts with $1,000,000 on which a finder's fee has been paid by CDI are subject to a one-year contingent deferred sales charge of 0.80%.

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last three fiscal years were:

Fiscal Year	2007		2008		2009*
Class A	Gross	Net	Gross	Net	Gross	Net
	N/A	N/A	N/A	N/A	$_______	$_______

Class C	2007	2008	2009*
	N/A	N/A	$____

*From commencement of operations on 12/12/08 through 9/30/09.

The Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N. A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CSSI may contract with subagents, at the Fund's expense, to provide recordkeeping and sub-accounting services to the Fund.

The following chart shows the shareholder servicing fees paid to CSSI by the Fund for the past three fiscal years:

2007	2008	2009
N/A	N/A	$_______*

*From commencement of operations on 12/12/08 through 9/30/09.

PORTFOLIO TRANSACTIONS

The Fund's Advisor places orders with broker-dealers for the Fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor makes investment decisions and select brokers and dealers under the direction and supervision of the Fund's Board of Trustees.

Broker/dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution. The Fund has adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

For the last three fiscal years, total brokerage commissions paid were as follows:

2007	2008	2009
N/A	N/A	$_______*

*From commencement of operations on 12/12/08 through 9/30/09.

The Fund's Advisor selects brokers on the basis of best execution. In some cases it selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process.

If, in the judgment of the Advisor, the Fund or other accounts managed by it will be benefited by supplemental research services, it is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert funds and managed accounts.

For the fiscal year ended September 30, 2009,* the Advisor allocated brokerage commissions for soft dollar research services in the following amounts:

Amount of Transactions	Related Commissions
$_____________	$__________

*From commencement of operations on 12/12/08 through 9/30/09.

For the same period the Advisor received no soft-dollar credits in connection with fixed-price offerings.

As of September 30, 2009, the Fund held securities of its "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers as indicated in the amounts shown below:

Broker/Dealer	Type of Security D = debt E = equity	Amount
$___________
$___________
$___________

The portfolio turnover rates for the last two fiscal years are as follows:

2008	2009
N/A	___%*

*From commencement of operations on 12/12/08 through 9/30/09.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund has adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding the Fund's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding the Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be the Fund's complete portfolio holdings, such as those disclosed in its Semi-Annual or Annual Reports and filed with the Commission on Form N-CSR or in its quarterly holdings reports filed with the Commission on Form N-Q after the Fund's first and third quarters. From time to time, the Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. The Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Fund's Disclosure Policy, as described generally below, allows the disclosure of the Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide the Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about the Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

The Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Fund and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither the Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Trustees. The Fund's Board of Trustees shall also receive annual reports from Fund Management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Fund's portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Chittenden Trust Company	Portfolio Characteristics	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
City of Jacksonville	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
CRA Rogers Casey	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Educap, Inc.	Portfolio Characteristics	Quarterly
Evergreen Advisors	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
First Affirmative Financial Network	Portfolio Holdings, Portfolio Characteristics	Quarterly
First Horizon National Corp.	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
Hewitt	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
John M. Lloyd Foundation	Portfolio Holdings	Quarterly
JP Morgan Private Bank	Portfolio Characteristics	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Lipper	Portfolio Holdings	Monthly
LPL Financial Services	Portfolio Holdings, Portfolio Characteristics	Quarterly
M&I Investments	Portfolio Characteristics	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Merrill Lynch	Portfolio Holdings, Portfolio Characteristics	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morgan Stanley	Portfolio Holdings, Portfolio Characteristics	Semi-Annually
Morningstar	Portfolio Holdings	Monthly
National Grid	Portfolio Holdings	Quarterly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Oak Hill Fund	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly

Preferred Property Life and Casualty	Portfolio Holdings	Quarterly
Prima Capital	Portfolio Characteristics	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Reuters Limited	Portfolio Holdings	Monthly
Rice Heard & Bigelow	Portfolio Characteristics	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
SG Corporate & Investment Banking	Portfolio Holdings	Monthly
Sierra Fund	Portfolio Holdings	Quarterly
Singer Xenos Management	Portfolio Holdings, Portfolio Characteristics	Quarterly
Smith Barney	Portfolio Holdings, Portfolio Characteristics	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
St. Paul Electrical Workers	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
UBS	Portfolio Holdings, Portfolio Characteristics	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Vestek	Portfolio Holdings	Monthly
Wachovia	Portfolio Holdings, Portfolio Characteristics	Quarterly
WEA Trust	Portfolio Characteristics	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Advisor and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of Calvert SAGE Fund to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Proxy Voting Guidelines of the Calvert Funds. The Guidelines include the policies and procedures that the Fund uses in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Trustees of the Fund should send the communication to the attention of the Fund's Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Trustees.

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years. Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee a candidate for election as a Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund's Board of Trustees, the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP serves as the independent registered public accounting firm for the Fund. State Street Bank & Trust Company, N.A., serves as custodian of the Fund's investments. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

The Fund is a series of Calvert SAGE Fund, an open-end management investment company organized as a Maryland business trust on June 9, 2008. Large Cap Value is the only series offered by Calvert SAGE Fund and is diversified. Each share of the Fund represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Large Cap Value offers three separate classes of shares: Class A, Class C and Class Y. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing NAVs and distributions. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 1, 2010, the following entities beneficially owned more then 25% of the voting securities of the Fund:

Fund Name
Control Person Name and Address	% of Ownership

Large Cap Value

Union Central Life Insurance Co. Cincinnati, OH	_____%

Ameritas Life Insurance Corp. Lincoln, NE	_____%

Union Central Life Insurance Co. and Ameritas Life Insurance Corp. are both domiciled in Nebraska. Each company is an affiliate of the Fund's advisor and principal underwriter. Union Central Life Insurance Co. is a subsidiary of Ameritas Life Insurance Corp., which is in turn a subsidiary of Ameritas Holding Company. Ameritas Holding Company is a subsidiary of UNIFI Mutual Holding Company.

As of January 1, 2010, to the Fund's knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Fund as shown:

Fund Name
Name and Address	% of Ownership

Large Cap Value

Strafe & Co. FAO Union Central Life Westerville, OH	_____% of Class A

Charles Schwab & Co., Inc. Special Custody Account for the Benefit of Customers San Francisco, CA	_____% of Class A

Deborah L. Campbell Bloomington, IL	_____% of Class C

Patricia B. Ayers Portland, OR	_____% of Class C

Calvert Distributors, Inc. Bethesda, MD	_____% of Class C

Anne M. Blumer Custodian for Hannah C. Jewell under OR/UTMA Portland, OR	_____% of Class C

Union Central Life Insurance Co. Group Account Cincinnati, OH	_____% of Class Y

Ameritas Life Insurance Corp. Separate Account D Lincoln, NE	_____% of Class Y

Ameritas Life Insurance Corp. Separate Account G Lincoln, NE	_____% of Class Y

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

I. Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility. The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

  Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
  Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Global Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and is also available on the Securities and Exchange Commission's website at www.sec.gov.

NOTE: Calvert's socially screened mutual fund portfolios apply both the "Corporate Governance" and "Corporate Social Responsibility" guidelines detailed below, while Calvert's non-socially screened mutual fund portfolios only apply the "Corporate Governance" guidelines.

II. CORPORATE GOVERNANCE

A. Board and Governance Issues

Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries -- for example, France, Germany, and Austria -- that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

    The Fund advisor will oppose slates of directors without at least a majority of independent directors.
    The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.
    The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.
    The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
    The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.
    The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.
    The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
    The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

Contested Election of Directors

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

    The Fund advisor will evaluate on case-by-case basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

    The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

    The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
    The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

    The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

    The Fund advisor will ordinarily oppose supermajority vote requirements.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

    The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.
    The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

    The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

    The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

    The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
    The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

    The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

    The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

    Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

    The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
    The Fund advisor will oppose excessive awards of stock or stock options to directors.

Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings). A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

    The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

    The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

    The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.
    The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal. In fact there are approximately forty different codes in the EU member countries alone. However, the common thread throughout all of these codes is that shareowners want their companies to be transparent.

    The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.
    The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
    The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
    The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.
    The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.
    The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

    The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

    The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B. Executive and Employee Compensation

According to the 13th Annual CEO Compensation Survey from the Institute for Policy Studies and United For a Fair Economy published in August 2006, since CEO-worker pay gap was first tracked in 1990, the ratio has increased from 107-to-1 to 411-to-1 in 2005. "Today's gap is nearly 10 times as large as the 1980 ratio of 42-to-1, calculated by Business Week. If the minimum wage had risen at the same pace as CEO pay since 1990, it would be worth $22.61 today, rather than the actual $5.15."

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Management Compensation
    The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

Compensation for CEO, Executive, Board and Management
    The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

Formation and Independence of Compensation Review Committee
    The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes. In 2006, the Securities and Exchange Commission began examining patterns of granting stock options that rendered the options favorable through backdating. For these reasons investors have long questioned whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

    The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.
    The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
    The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing be submitted for shareholder approval.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.
    The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

Employee Stock Ownership Plan (ESOPs)
    The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Pay Equity
    The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay
    The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.
    The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance
    The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

    The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

    The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.
    The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
    The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

    The Fund advisor will support proposals that consider non-financial impacts of mergers.
    The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.
    The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

    The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
    The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowners.

    The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

    The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

III. CORPORATE SOCIAL RESPONSIBILITY

A. Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Increasingly investors see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

    The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
    The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B. Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

    The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
    The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.
    The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

CERES Principles

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

    The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company's impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

    The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
    The Fund advisor will support proposals seeking the preparation of a report on a company's activities related to the development of renewable energy sources.
    The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water Use

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company's supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities in areas of water scarcity.

    The Fund advisor will support proposals seeking the preparation of a report on a company's risks linked to water use.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

    The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
    The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C. Workplace Issues

Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

    The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
    The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
    The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

    The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

    The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
    The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.
    The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will ordinarily support proposals seeking reports on a company's initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.
    The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

    The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D. International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the Voluntary Principles on Security and Human Rights, and the MacBride Principles. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

    The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations and investments in countries with repressive regimes.
    The fund will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.
    The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
    The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

    The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

    The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
    The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

    The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
    The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E. Indigenous Peoples' Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

    The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.
    The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F. Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

    The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.
    The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

    The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
    The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.
    The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.
    The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

    The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
    The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G. Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

    The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H. Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

    The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

    The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

    The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

    The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

    The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I. Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

    The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.
    The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.
    The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J. Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.

Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000
Revised September 2002
Revised June 2003
Revised August 2004
Approved December 2004
Revised January 2008
Approved March 2008

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's)

Bonds

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

 A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

LONG-TERM, OBLIGATION RATINGS (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.


Part C. Other Information

Item 23. Exhibits
(a)

Declaration of Trust of Calvert SAGE Fund, and Amendment to Declaration of Trust (Calvert Large Cap Value Fund), incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(b)	By-Laws of Calvert SAGE Fund, incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(c)	Instrument defining the security holder rights (not applicable)

(d)

Investment Advisory Agreement between Calvert SAGE Fund and Calvert Asset Management Company, Inc. (Calvert Large Cap Value Fund), ), incorporated by reference to Registrant's Post-Effective Amendment No. 1, dated November 4, 2008, accession number 0001438390-08-000018. Addendum to Investment Advisory Agreement (fee cap), incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(e)

Underwriting (Distribution) Agreement between the Calvert Funds and Calvert Distributors, Inc., incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011. Amended Schedules I, II and III (Calvert SAGE Fund -- Calvert Large Cap Value Fund), incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(f)

Form of Trustees' Deferred Compensation Agreement (Calvert SAGE Fund -- Calvert Large Cap Value Fund), incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(g)

Master Custodian Agreement between the Calvert Funds and State Street Bank and Trust Company, incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011. Letter Agreement and Revised Appendix A (Calvert SAGE Fund -- Calvert Large Cap Value Fund), incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(h)(1)

Master Transfer Agency and Service Agreement between the Calvert Funds, Calvert Shareholder Services, Inc., Calvert Distributors, Inc. and State Street Bank and Trust Company, incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011. Amended Schedule A (Calvert SAGE Fund -- Calvert Large Cap Value Fund), incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(h)(2)	Shareholder Servicing Agreement (Calvert Large Cap Value Fund), incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(h)(3)

Administrative Services Agreement (Calvert Large Cap Value Fund), incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(i)	Opinion and Consent of Counsel, to be filed.

(j)	Consent of Independent Auditors to use of Report, to be filed.

(k)	Omitted financial statement re computation of ratios (not applicable).

(l)

Subscription Letter Agreement regarding initial capital (Calvert SAGE Fund), incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(m)

Plans of Distribution for Class A and C (Calvert Large Cap Value Fund), incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(n)	Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 2, dated January 30, 2009, accession number 0001438390-09-000001.

(o)	Power of Attorney forms, incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

(p)	Code of Ethics for Calvert Asset Management Company, Inc., incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.

Item 24. Persons Controlled by or Under Common Control with Registrant

                 Not applicable.

Item 25. Indemnification

Registrant's Declaration of Trust, Item 23(a) of this Registration Statement, provides, in summary, that officers and trustees shall be indemnified by Registrant against liabilities and expense incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if in a final court decision on the merits that person has been adjudged liable of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustee & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees and officers liability coverage, plus $5 million in excess trustees and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the independent Fund trustees.

Item 26. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Alya Kayal
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Gregory Habeeb
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Thomas Dailey
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 27. Principal Underwriter

               (a) Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

                            First Variable Rate Fund for Government Income
                            Calvert Tax-Free Reserves
                            Calvert Social Investment Fund
                            Calvert Cash Reserves
                            The Calvert Fund
                            Calvert Social Index Series, Inc.
                            Calvert Impact Fund, Inc.
                            Calvert Variable Series, Inc.
                            Calvert Municipal Fund, Inc.
                            Calvert World Values Fund, Inc.
                            Summit Mutual Funds, Inc.

               (b) Positions of Underwriter's Officers and Directors
Name and Principal Business Address*	Position(s) under Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

* 4550 Montgomery Avenue Bethesda, Maryland 20814

               (c) Inapplicable

Item 28. Location of Accounts and Records

              Ronald M. Wolfsheimer, Treasurer
              and
              William M. Tartikoff, Secretary
              4550 Montgomery Avenue, Suite 1000N
              Bethesda, Maryland 20814

Item 29. Management Services

              Not Applicable

Item 30. Undertakings

              Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 462(d) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 23rd day of November 2009.

CALVERT SAGE FUND

By:

______**__________

Barbara Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 23rd day of November 2009, by the following persons in the capacities indicated.

Signature	Title

______**___________ Barbara Krumsiek	President and Trustee

______**___________ Ronald M. Wolfsheimer	Treasurer (Principal Accounting Officer)

______**___________ Cari M. Dominguez	Trustee

______**___________ Alice Gresham	Trustee

______**___________ M. Charito Kruvant	Trustee

______**___________ Cynthia Milligan	Trustee

______**___________ Arthur J. Pugh	Trustee

** By /s/ Lancelot A. King
           Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney incorporated by reference to Registrant's Pre-Effective Amendment No.4, dated October 14, 2008, accession number 0001438390-08-000011.